UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09869

Franklin Floating Rate Master Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(650)312-2000

Date of fiscal year end: 7/31

Date of reporting period: 1/31/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Your Fund’s Expenses
Franklin Floating Rate Master Series
1
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 8/1/22
Ending
Account
Value 1/31/23
Expenses
Paid During
Period
8/1/22–1/31/23
1,2
Ending
Account
Value 1/31/23
Expenses
Paid During
Period
8/1/22–1/31/23
1,2
a
Annualized
Expense
Ratio
2
$1,000 $1,041.10 $2.73 $1,022.53 $2.70 0.53%

Franklin Floating Rate Master Trust
Financial Highlights
Franklin Floating Rate Master Series
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended January
31, 2023
(unaudited)
Year Ended July 31,
2022 2021 2020 2019 2018
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.00 $7.38 $6.99 $8.18 $8.54 $8.69
Income from investment operations
a
:
Net investment income .............. 0.259
b
0.292
b
0.301
b
0.415 0.460 0.398
Net realized and unrealized gains (losses) 0.020 (0.341) 0.417 (1.141) (0.378) (0.156)
Total from investment operations ........ 0.279 (0.049) 0.718 (0.726) 0.082 0.242
Less distributions from:
Net investment income .............. (0.279) (0.331) (0.328) (0.464) (0.442) (0.392)
Net asset value, end of period .......... $7.00 $7.00 $7.38 $6.99 $8.18 $8.54
Total return
c
....................... 4.11% (0.73)% 10.51% (9.13)% 0.98% 2.73%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.57% 0.57% 0.61% 0.58% 0.55% 0.55%
Expenses net of waiver and payments by
affiliates .......................... 0.53% 0.53%
e
0.53%
e
0.53%
e
0.53%
e
0.53%
e
Net investment income ............... 7.39% 4.01% 4.19% 5.41% 5.29% 4.60%
Supplemental data
Net assets, end of period (000’s) ........ $475,755 $616,607 $430,129 $394,720 $1,054,679 $1,760,544
Portfolio turnover rate ................ 4.18% 32.84% 74.82% 16.80% 27.92%
f
49.97%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited), January 31, 2023
Franklin Floating Rate Master Series
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a a
Country Shares a Value
% of Net
Assets
a
Common Stocks
Industrial Machinery
a
UTEX Industries, Inc. .......................... United States 120,386 $ 7,945,476 1.67
a
Leisure Facilities
a
24 Hour Fitness Worldwide, Inc. .................. United States 104,009 26,938 0.00
†
a
Oil & Gas Exploration & Production
Quarternorth Energy Holding, Inc. ................. United States 111,779 15,537,282 3.27
Trucking
a,b
Onsite Rental Group Operations Pty. Ltd. ........... Australia 5,879,078 912,943 0.19
a
Total Common Stocks (Cost $25,422,296) ...............................
24,422,639 5.13
Management Investment Companies
Asset Management & Custody Banks
c
Franklin Floating Rate Income Fund ............... United States 461,717 3,592,155 0.76
c
Franklin Senior Loan ETF ....................... United States 393,148 9,409,997 1.98
Invesco Senior Loan ETF ....................... United States 117,471 2,479,813 0.52
15,481,965 3.26
Total Management Investment Companies (Cost $17,002,302) .............
15,481,965 3.26
Preferred Stocks
Leisure Facilities
a
24 Hour Fitness Worldwide, Inc. .................. United States 246,320 3,695 0.00
†
a
Total Preferred Stocks (Cost $332,425) ..................................
3,695 0.00
†
Warrants
a a a a a
Warrants
Industrial Machinery
a,b
UTEX Industries, Inc. , 2/20/49 .................... United States 321 1,716 0.00
†
Total Warrants (Cost $–) ...............................................
1,716 0.00
†
Principal
Amount
*
a
Corporate Bonds
Airlines
d
American Airlines Inc/AAdvantage Loyalty IP Ltd., Senior
Secured Note, 144A, 5.5%, 4/20/26 .............. United States 1,700,000 1,668,482 0.35
d
Delta Air Lines, Inc. / SkyMiles IP Ltd., Senior Secured
Note, 144A, 4.5%, 10/20/25 .................... United States 1,146,000 1,132,640 0.24
d
United Airlines, Inc., Senior Secured Note, 144A, 4.375%,
4/15/26 ................................... United States 1,165,000 1,107,362 0.23
3,908,484 0.82
Broadcasting
d
Univision Communications, Inc., Senior Secured Note,
144A, 5.125%, 2/15/25 ........................ United States 400,000 390,178 0.08
Cable & Satellite
d
Directv Financing LLC / Directv Financing Co-Obligor,
Inc., Senior Secured Note, 144A, 5.875%, 8/15/27 ... United States 2,100,000 1,905,288 0.40
d
Radiate Holdco LLC / Radiate Finance, Inc., Senior
Secured Note, 144A, 4.5%, 9/15/26 .............. United States 600,000 460,500 0.10
2,365,788 0.50

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Corporate Bonds
(continued)
Casinos & Gaming
d
International Game Technology plc, Senior Secured Note,
144A, 5.25%, 1/15/29 ......................... United States 900,000 $ 864,860 0.18
Communications Equipment
d
CommScope, Inc., Senior Secured Note, 144A, 4.75%,
9/01/29 ................................... United States 692,300 577,129 0.12
Construction Materials
d
Cemex SAB de CV, Senior Bond, 144A, 5.2%, 9/17/30 . Mexico 750,000 702,369 0.15
Diversified Chemicals
d
SCIH Salt Holdings, Inc., Senior Secured Note, 144A,
4.875%, 5/01/28 ............................. United States 1,100,000 969,425 0.20
Environmental & Facilities Services
d
GFL Environmental, Inc., Senior Secured Note, 144A,
3.5%, 9/01/28 .............................. Canada 900,000 803,781 0.17
Health Care Services
d
MPH Acquisition Holdings LLC, Senior Secured Note,
144A, 5.5%, 9/01/28 ......................... United States 453,000 376,665 0.08
Independent Power Producers & Energy Traders
d
Calpine Corp., Senior Secured Note, 144A, 4.5%, 2/15/28 United States 1,800,000 1,663,596 0.35
Integrated Telecommunication Services
d
Altice France SA ,
Senior Secured Note, 144A, 5.125%, 7/15/29 ....... France 800,000 628,968 0.14
Senior Secured Note, 144A, 5.5%, 10/15/29 ........ France 1,270,000 1,005,784 0.21
1,634,752 0.35
Investment Banking & Brokerage
d
Jane Street Group / JSG Finance, Inc., Senior Secured
Note, 144A, 4.5%, 11/15/29 .................... United States 800,000 715,279 0.15
Metal & Glass Containers
d
Ardagh Packaging Finance plc / Ardagh Holdings USA,
Inc., Senior Secured Note, 144A, 4.125%, 8/15/26 ... United States 1,900,000 1,736,334 0.37
Movies & Entertainment
d
Banijay Entertainment SASU, Senior Secured Note,
144A, 5.375%, 3/01/25 ........................ France 500,000 483,120 0.10
Multi-line Insurance
d
Acrisure LLC / Acrisure Finance, Inc., Senior Secured
Note, 144A, 4.25%, 2/15/29 .................... United States 529,400 440,334 0.09
Office Services & Supplies
Pitney Bowes, Inc., Senior Bond, 4.625%, 3/15/24 ..... United States 314,000 304,894 0.06
Oil & Gas Equipment & Services
d
Weatherford International Ltd., Senior Secured Note,
144A, 6.5%, 9/15/28 ......................... United States 241,100 240,155 0.05
Oil & Gas Storage & Transportation
Cheniere Energy, Inc., Senior Note, 4.625%, 10/15/28 .. United States 450,000 429,032 0.09
Paper Packaging
d
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen
Group Issuer, Inc., Senior Secured Note, 144A,
4.375%, 10/15/28 ............................ United States 375,000 333,719 0.07

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Corporate Bonds
(continued)
Paper Packaging (continued)
d
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen
Group Issuer LLC, Senior Secured Note, 144A, 4%,
10/15/27 .................................. United States 800,000 $ 719,120 0.15
1,052,839 0.22
Specialized Consumer Services
d
WW International, Inc., Senior Secured Note, 144A,
4.5%, 4/15/29 .............................. United States 1,200,000 640,797 0.14
Specialty Chemicals
d
ASP Unifrax Holdings, Inc., Senior Secured Note, 144A,
5.25%, 9/30/28 ............................. United States 645,200 553,568 0.12
Specialty Stores
d
99 Escrow Issuer, Inc., Senior Secured Note, 144A, 7.5%,
1/15/26 ................................... United States 580,645 281,381 0.06
Trucking
d
First Student Bidco, Inc. / First Transit Parent, Inc., Senior
Secured Note, 144A, 4%, 7/31/29 ............... United States 500,000 416,952 0.09
b,e
Onsite Rental Group Operations Pty. Ltd., PIK, 6.1%,
10/26/23 .................................. Australia 10,725,759 11,527,399 2.42
11,944,351 2.51
Wireless Telecommunication Services
d
Vmed O2 UK Financing I plc, Senior Secured Bond,
144A, 4.25%, 1/31/31 ......................... United Kingdom 360,000 301,090 0.06
Total Corporate Bonds (Cost $37,773,526) ...............................
33,380,201 7.02
f
Senior Floating Rate Interests
Advertising
g
Clear Channel Outdoor Holdings, Inc. , Term Loan, B ,
8.325% , ( 1-month USD LIBOR + 3.5%; 3-month USD
LIBOR + 3.5% ), 8/21/26 ....................... United States 1,667,092 1,589,989 0.33
Aerospace & Defense
e,g
Alloy FinCo Ltd. , Term Loan, B , 14% , PIK, ( 3-month USD
LIBOR + 0.5% ), 3/06/25 ....................... United Kingdom 4,462,986 3,646,818 0.77
Air Freight & Logistics
g
Kenan Advantage Group, Inc. (The) , U.S. Term Loan, B1 ,
8.32% , ( 1-month USD LIBOR + 3.75% ), 3/24/26 ..... United States 2,941,295 2,914,941 0.61
g
Airlines
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.) ,
Initial Term Loan , 9.558% , ( 3-month USD LIBOR +
4.75% ), 4/20/28 ............................. United States 1,513,781 1,556,825 0.33
Air Canada , Term Loan , 8.13% , ( 3-month USD LIBOR +
3.5% ), 8/11/28 .............................. Canada 2,479,787 2,486,420 0.52
American Airlines, Inc. , 2018 Replacement Term Loan ,
6.267% , ( 1-month USD LIBOR + 1.75% ), 6/27/25 .... United States 3,116,653 3,061,691 0.64
Kestrel Bidco, Inc. , Term Loan , 7.508% , ( 1-month USD
LIBOR + 3% ), 12/11/26 ....................... Canada 4,667,596 4,495,782 0.95
United AirLines, Inc. , Term Loan, B , 8.568% , ( 3-month
USD LIBOR + 3.75% ), 4/21/28 .................. United States 3,360,218 3,366,484 0.71
14,967,202 3.15
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
g
Airport Services
First Student Bidco, Inc. ,
Initial Term Loan, B, 7.726%, (3-month USD LIBOR +
3%), 7/21/28 ............................... United States 1,785,495 $ 1,690,024 0.36
Initial Term Loan, C, 7.726%, (3-month USD LIBOR +
3%), 7/21/28 ............................... United States 665,733 630,136 0.13
LaserShip, Inc. , First Lien, Initial Term Loan , 9.23% ,
( 3-month USD LIBOR + 4.5% ), 5/07/28 ........... United States 2,737,693 2,055,419 0.43
4,375,579 0.92
a a a a a a
Alternative Carriers
g
Zayo Group Holdings, Inc. , Initial Dollar Term Loan ,
7.57% , ( 1-month USD LIBOR + 3% ), 3/09/27 ....... United States 623,553 525,468 0.11
g
Apparel, Accessories & Luxury Goods
Champ Acquisition Corp. , First Lien, Initial Term Loan ,
10.23% , ( 3-month USD LIBOR + 5.5% ), 12/19/25 .... United States 1,969,196 1,970,437 0.41
Tory Burch LLC , Initial Term Loan, B , 8.07% , ( 1-month
USD LIBOR + 3.5% ), 4/16/28 ................... United States 579,923 559,988 0.12
2,530,425 0.53
a a a a a a
g
Application Software
Central Parent, Inc. , Initial CME Term Loan, B , 9.08% ,
( 3-month SOFR + 4.5% ), 7/06/29 ................ United States 617,143 616,662 0.13
Cloudera, Inc. ,
First Lien, Initial Term Loan, 8.32%, (1-month USD
LIBOR + 3.75%), 10/08/28 ..................... United States 2,521,200 2,430,525 0.51
Second Lien, Initial Term Loan, 10.57%, (1-month USD
LIBOR + 6%), 10/08/29 ....................... United States 918,595 810,660 0.17
Cornerstone OnDemand, Inc. , First Lien, Initial Term
Loan , 8.32% , ( 1-month USD LIBOR + 3.75% ), 10/16/28 United States 892,445 824,396 0.17
ECI Macola/MAX Holding LLC , First Lien, Initial Term
Loan , 8.48% , ( 3-month USD LIBOR + 3.75% ), 11/09/27 United States 1,430,227 1,408,180 0.30
Epicor Software Corp. , Term Loan, C , 7.82% , ( 1-month
USD LIBOR + 3.25% ), 7/30/27 .................. United States 2,939,505 2,892,165 0.61
Genesys Cloud Services Holdings I LLC , 2020 Initial
Dollar Term Loan , 8.443% , ( 1-month USD LIBOR +
4% ), 12/01/27 .............................. United States 5,119,121 5,036,472 1.06
GoTo Group, Inc. , First Lien, Initial Term Loan , 9.297% ,
( 1-month USD LIBOR + 4.75% ), 8/31/27 .......... United States 2,167,620 1,216,577 0.26
IGT Holding IV AB , Term Loan, B2 , 8.13% , ( 3-month USD
LIBOR + 3.4% ), 3/31/28 ....................... Sweden 506,757 506,757 0.11
Mitchell International, Inc. ,
First Lien, Initial Term Loan, 8.415%, (3-month USD
LIBOR + 3.75%), 10/15/28 ..................... United States 2,177,238 2,084,368 0.44
Second Lien, Initial Term Loan, 11.235%, (3-month
USD LIBOR + 6.5%), 10/15/29 .................. United States 142,857 122,880 0.02
Polaris Newco LLC , First Lien, Dollar Term Loan , 8.73% ,
( 3-month USD LIBOR + 4% ), 6/02/28 ............. United States 1,890,713 1,799,430 0.38
UKG, Inc. ,
First Lien, 2021-2 Incremental Term Loan, 8.032%,
(3-month USD LIBOR + 3.25%), 5/04/26 .......... United States 1,922,468 1,894,362 0.40
First Lien, Initial Term Loan, 8.575%, (3-month USD
LIBOR + 3.75%), 5/04/26 ...................... United States 1,621,805 1,608,522 0.33
Second Lien, 2021 Incremental Term Loan, 10.032%,
(3-month USD LIBOR + 5.25%), 5/03/27 .......... United States 1,182,315 1,136,707 0.24
24,388,663 5.13
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
g
Asset Management & Custody Banks
Edelman Financial Engines Center LLC (The) , First Lien,
2021 Initial Term Loan , 8.07% , ( 1-month USD LIBOR +
3.5% ), 4/07/28 .............................. United States 1,546,577 $ 1,518,259 0.32
Russell Investments US Institutional Holdco, Inc. , 2025
Term Loan , 8.07% , ( 1-month USD LIBOR + 3.5% ),
5/30/25 ................................... United States 941,523 924,853 0.20
2,443,112 0.52
a a a a a a
g
Auto Parts & Equipment
Adient US LLC , Term Loan, B1 , 7.82% , ( 1-month USD
LIBOR + 3.25% ), 4/10/28 ...................... United States 3,323,296 3,319,142 0.70
Clarios Global LP , First Lien, Amendment No. 1 Dollar
Term Loan , 7.82% , ( 1-month USD LIBOR + 3.25% ),
4/30/26 ................................... United States 1,800,349 1,798,261 0.38
DexKo Global, Inc. , First Lien, Closing Date Term Loan ,
8.48% , ( 3-month USD LIBOR + 3.75% ), 10/04/28 .... United States 1,346,212 1,248,450 0.26
First Brands Group LLC ,
2022-II Incremental CME Term Loan, 10.246%,
(6-month SOFR + 5%), 3/30/27 ................. United States 400,000 386,000 0.08
First Lien, 2021 CME Term Loan, 8.368%, (3-month
SOFR + 5%), 3/30/27 ......................... United States 2,803,640 2,757,380 0.58
Second Lien, 2021 Term Loan, 13.602%, (3-month
USD LIBOR + 8.5%), 3/30/28 ................... United States 1,871,447 1,701,267 0.36
Highline Aftermarket Acquisition LLC , First Lien, Initial
Term Loan , 9.07% , ( 1-month USD LIBOR + 4.5% ),
11/09/27 .................................. United States 231,640 223,147 0.04
TI Group Automotive Systems LLC , Refinancing U.S.
Term Loan , 7.98% , ( 3-month USD LIBOR + 3.25% ),
12/16/26 .................................. United States 1,580,148 1,578,828 0.33
13,012,475 2.73
a a a a a a
Automobile Manufacturers
g
American Trailer World Corp. , First Lien, Initial CME Term
Loan , 8.411% , ( 1-month SOFR + 3.75% ), 3/03/28 ... United States 3,170,567 2,797,153 0.59
Automotive Retail
g
RealTruck Group, Inc. , Initial Term Loan , 8.32% , ( 1-month
USD LIBOR + 3.75% ), 1/31/28 .................. United States 2,890,270 2,608,801 0.55
Brewers
g
City Brewing Co. LLC , First Lien, Closing Date Term
Loan , 8.33% , ( 3-month USD LIBOR + 3.5% ), 4/05/28 . United States 1,329,430 624,832 0.13
g
Broadcasting
Gray Television, Inc. ,
Term Loan, B2, 6.871%, (1-month USD LIBOR + 2.5%),
2/07/24 ................................... United States 493,291 493,969 0.10
Term Loan, D, 7.369%, (1-month USD LIBOR + 3%),
12/01/28 .................................. United States 1,669,483 1,666,612 0.35
iHeartCommunications, Inc. , New Term Loan , 7.57% ,
( 1-month USD LIBOR + 3% ), 5/01/26 ............. United States 833,333 822,975 0.17
Nexstar Media, Inc. , Term Loan, B4 , 7.07% , ( 1-month
USD LIBOR + 2.5% ), 9/18/26 ................... United States 885,655 887,129 0.19
Univision Communications, Inc. ,
First Lien, 2021 Replacement Converted Term Loan,
7.82%, (1-month USD LIBOR + 3.25%), 3/15/26 ..... United States 1,036,710 1,027,711 0.22

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
g
Broadcasting (continued)
Univision Communications, Inc. (continued)
First Lien, Initial Term Loan, B, 7.82%, (1-month USD
LIBOR + 3.25%), 1/31/29 ...................... United States 1,788,484 $ 1,762,936 0.37
6,661,332 1.40
a a a a a a
Building Products
g
Cornerstone Building Brands, Inc. , Term Loan, B , 7.709% ,
( 1-month USD LIBOR + 3.25% ), 4/12/28 .......... United States 940,687 883,192 0.19
g
Cable & Satellite
CSC Holdings LLC , March 2017 Refinancing Term Loan ,
6.709% , ( 1-month USD LIBOR + 2.25% ), 7/17/25 .... United States 2,121,097 2,052,161 0.43
Radiate Holdco LLC , Amendment No. 6 Term Loan ,
7.82% , ( 1-month USD LIBOR + 3.25% ), 9/25/26 ..... United States 2,839,258 2,379,483 0.50
Virgin Media Bristol LLC , Term Loan, Q , 7.709% ,
( 1-month USD LIBOR + 3.25% ), 1/31/29 .......... United States 1,788,848 1,792,623 0.38
6,224,267 1.31
a a a a a a
Casinos & Gaming
g
Bally's Corp. , Term Loan, B , 7.709% , ( 1-month USD
LIBOR + 3.25% ), 10/02/28 ..................... United States 3,614,367 3,483,581 0.73
h,i
Caesars Entertainment, Inc. , Term Loan, B , TBD, 1/20/30 United States 1,245,256 1,245,704 0.26
g
Caesars Resort Collection LLC ,
Term Loan, B, 7.32%, (1-week USD LIBOR + 2.75%),
12/23/24 .................................. United States 2,729,861 2,730,966 0.57
Term Loan, B1, 8.07%, (1-week USD LIBOR + 3.5%),
7/21/25 ................................... United States 757,894 758,804 0.16
g
Fertitta Entertainment LLC , Initial CME Term Loan, B ,
8.561% , ( 1-month SOFR + 4% ), 1/27/29 .......... United States 2,543,150 2,517,896 0.53
g
Flutter Entertainment plc , Third Amendment CME Term
Loan, 2028 B , 8.092% , ( 3-month SOFR + 3.25% ),
7/22/28 ................................... Ireland 422,670 423,993 0.09
g
Penn National Gaming, Inc. , CME Term Loan, B , 7.411% ,
( 1-month SOFR + 2.75% ), 5/03/29 ............... United States 1,364,648 1,365,405 0.29
g
Raptor Acquisition Corp. , First Lien, Term Loan, B ,
8.753% , ( 3-month USD LIBOR + 4% ), 11/01/26 ..... United States 2,686,478 2,673,891 0.56
g
Scientific Games Holdings LP , First Lien, Initial Dollar
CME Term Loan , 8.103% , ( 3-month SOFR + 3.5% ),
4/04/29 ................................... United States 2,644,557 2,605,642 0.55
g
Scientific Games International, Inc. , Initial CME Term
Loan, B , 7.578% , ( 1-month SOFR + 3% ), 4/14/29 .... United States 1,698,442 1,699,045 0.36
19,504,927 4.10
a a a a a a
Commodity Chemicals
g
Cyanco Intermediate 2 Corp. , First Lien, Initial Term Loan ,
8.07% , ( 1-month USD LIBOR + 3.5% ), 3/16/25 ...... United States 2,503,848 2,453,771 0.52
Communications Equipment
g
CommScope, Inc. , Initial Term Loan , 7.82% , ( 1-month
USD LIBOR + 3.25% ), 4/06/26 .................. United States 1,025,015 1,006,436 0.21
g
Construction & Engineering
USIC Holdings, Inc. , First Lien, Initial Term Loan , 7.884% ,
( 1-month USD LIBOR + 3.5% ), 5/12/28 ........... United States 1,836,375 1,788,748 0.38
Zekelman Industries, Inc. , 2020 Term Loan , 6.729% ,
( 3-month USD LIBOR + 2% ), 1/24/27 ............. United States 1,391,919 1,383,867 0.29
3,172,615 0.67
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
Construction Machinery & Heavy Trucks
g
ASP Blade Holdings, Inc. , Initial Term Loan , 8.73% ,
( 3-month USD LIBOR + 4% ), 10/13/28 ............ United States 2,542,612 $ 2,082,628 0.44
g
Diversified Chemicals
i
INEOS US Finance LLC , 2027-II Dollar CME Term Loan ,
8.411% , ( 1-month SOFR + 3.75% ), 11/08/27 ....... Luxembourg 520,000 520,512 0.11
LSF11 A5 Holdco LLC , CME Term Loan , 8.176% ,
( 1-month SOFR + 3.5% ), 10/15/28 ............... United States 1,812,413 1,761,820 0.37
Lummus Technology Holdings V LLC , 2021 Refinancing
Term Loan, B , 8.07% , ( 1-month USD LIBOR + 3.5% ),
6/30/27 ................................... United States 831,991 815,559 0.17
SCIH Salt Holdings, Inc. , First Lien, Incremental Term
Loan, B1 , 8.415% , ( 3-month USD LIBOR + 4% ),
3/16/27 ................................... United States 1,875,880 1,841,729 0.39
4,939,620 1.04
a a a a a a
g
Diversified Support Services
Amentum Government Services Holdings LLC , First Lien,
CME Term Loan, 3 , 8.124% , ( 3-month SOFR + 4% ),
2/15/29 ................................... United States 4,753,177 4,696,734 0.99
CCI Buyer, Inc. , First Lien, Initial CME Term Loan , 8.58% ,
( 3-month SOFR + 4% ), 12/17/27 ................ United States 2,299,083 2,261,723 0.48
Spin Holdco, Inc. , Initial Term Loan , 8.765% , ( 3-month
USD LIBOR + 4% ), 3/04/28 .................... United States 2,754,255 2,189,302 0.46
9,147,759 1.93
a a a a a a
Drug Retail
g
GNC Holdings, Inc. , Second Lien, Term Loan , 10.354% ,
( 1-month USD LIBOR + 6% ), 10/07/26 ............ United States 5,342,142 4,961,514 1.04
g
Education Services
KUEHG Corp. , Term Loan, B3 , 8.48% , ( 3-month USD
LIBOR + 3.75% ), 2/21/25 ...................... United States 2,166,136 2,111,852 0.44
Learning Care Group (US) No. 2, Inc. , First Lien, Initial
Term Loan , 8.063% , ( 3-month USD LIBOR + 3.25% ),
3/13/25 ................................... United States 1,423,648 1,311,536 0.27
3,423,388 0.71
a a a a a a
Environmental & Facilities Services
g
Madison IAQ LLC , Term Loan , 7.988% , ( 3-month USD
LIBOR + 3.25% ), 6/21/28 ...................... United States 2,372,452 2,275,454 0.48
Food Retail
g
Shearer's Foods LLC , First Lien, Refinancing Term Loan ,
8.07% , ( 1-month USD LIBOR + 3.5% ), 9/23/27 ...... United States 708,208 696,966 0.15
g
Health Care Equipment
Medline Borrower LP , Initial Dollar Term Loan , 7.82% ,
( 1-month USD LIBOR + 3.25% ), 10/23/28 ......... United States 2,871,075 2,793,111 0.59
US Radiology Specialists, Inc. (US Outpatient
Imaging Services, Inc.) , Closing Date Term Loan ,
9.875% , ( 1-month USD LIBOR + 5.25% ), 12/15/27 ... United States 616,568 590,367 0.12
3,383,478 0.71
a a a a a a
g
Health Care Facilities
ADMI Corp. ,
Amendment No. 4 Refinancing Term Loan, 7.945%,
(1-month USD LIBOR + 3.375%), 12/23/27 ........ United States 1,937,724 1,790,941 0.38
Amendment No. 5 Incremental Term Loan, 8.32%,
(1-month USD LIBOR + 3.75%), 12/23/27 ......... United States 382,847 354,771 0.07

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
g
Health Care Facilities (continued)
Aveanna Healthcare LLC , First Lien, 2021 Extended Term
Loan , 8.139% , ( 1-month USD LIBOR + 3.75% ), 7/17/28 United States 2,267,691 $ 1,865,176 0.39
Charlotte Buyer, Inc. , First Lien, Initial CME Term Loan, B ,
9.683% , ( 1-month SOFR + 5.25% ), 2/11/28 ........ United States 645,161 631,252 0.13
FINThrive Software Intermediate Holdings, Inc. ,
First Lien, Initial Term Loan, 8.57%, (1-month USD
LIBOR + 4%), 12/18/28 ....................... United States 1,766,463 1,609,690 0.34
Second Lien, Initial Term Loan, 11.32%, (1-month USD
LIBOR + 6.75%), 12/17/29 ..................... United States 357,038 252,940 0.05
Medical Solutions Holdings, Inc. , First Lien, Initial Term
Loan , 8.07% , ( 1-month USD LIBOR + 3.5% ), 11/01/28 United States 2,877,824 2,788,914 0.59
Pacific Dental Services LLC , Term Loan , 8.008% ,
( 1-month USD LIBOR + 3.5% ), 5/05/28 ........... United States 734,408 728,257 0.15
Pathway Vet Alliance LLC , First Lien, 2021 Replacement
Term Loan , 8.32% , ( 1-month USD LIBOR + 3.75% ),
3/31/27 ................................... United States 2,215,220 1,859,201 0.39
Phoenix Newco, Inc. , First Lien, Initial Term Loan ,
7.634% , ( 1-month USD LIBOR + 3.25% ), 11/15/28 ... United States 2,495,517 2,478,784 0.52
14,359,926 3.01
a a a a a a
g
Health Care Services
CNT Holdings I Corp. , First Lien, Initial CME Term Loan ,
8.125% , ( 3-month SOFR + 3.5% ), 11/08/27 ........ United States 2,526,242 2,499,995 0.53
eResearchTechnology, Inc. , First Lien, Initial Term Loan ,
9.07% , ( 1-month USD LIBOR + 4.5% ), 2/04/27 ...... United States 1,070,688 1,005,295 0.21
MPH Acquisition Holdings LLC , Initial Term Loan , 8.985% ,
( 3-month USD LIBOR + 4.25% ), 9/01/28 .......... United States 1,927,605 1,739,056 0.37
National Mentor Holdings, Inc. ,
First Lien, Initial Term Loan, 8.408%, (1-month USD
LIBOR + 3.75%; 3-month USD LIBOR + 3.75%),
3/02/28 ................................... United States 3,128,677 2,309,370 0.48
First Lien, Initial Term Loan, C, 8.48%, (3-month USD
LIBOR + 3.75%), 3/02/28 ...................... United States 100,015 73,824 0.02
Phoenix Guarantor, Inc. , First Lien, Term Loan, B3 ,
8.07% , ( 1-month USD LIBOR + 3.5% ), 3/05/26 ...... United States 1,602,164 1,584,644 0.33
Radiology Partners, Inc. , First Lien, Term Loan, B ,
8.797% , ( 1-month USD LIBOR + 4.25% ), 7/09/25 .... United States 2,002,299 1,739,918 0.37
U.S. Anesthesia Partners, Inc. , First Lien, Initial Term
Loan , 8.619% , ( 1-month USD LIBOR + 4.25% ),
10/01/28 .................................. United States 1,667,102 1,594,166 0.33
Waystar Technologies, Inc. , First Lien, Initial Term Loan ,
8.57% , ( 1-month USD LIBOR + 4% ), 10/22/26 ...... United States 5,349,723 5,326,345 1.12
17,872,613 3.76
a a a a a a
Health Care Technology
g
athenahealth Group, Inc. , Initial CME Term Loan , 8.012% ,
( 1-month SOFR + 3.5% ), 2/15/29 ................ United States 5,232,711 4,973,247 1.04
Heavy Electrical Equipment
g
AZZ, Inc. , Initial CME Term Loan , 8.8% , ( 1-month SOFR
+ 4.25% ), 5/13/29 ........................... United States 609,274 610,471 0.13
g
Home Improvement Retail
Park River Holdings, Inc. , First Lien, Initial Term Loan ,
8.004% , ( 3-month USD LIBOR + 3.25% ), 12/28/27 ... United States 1,954,834 1,782,975 0.38

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
g
Home Improvement Retail (continued)
White Cap Supply Holdings LLC , Initial Closing Date
CME Term Loan , 8.311% , ( 1-month SOFR + 3.75% ),
10/19/27 .................................. United States 971,636 $ 965,563 0.20
2,748,538 0.58
a a a a a a
g
Homefurnishing Retail
Evergreen AcqCo 1 LP , Initial CME Term Loan , 10.342% ,
( 3-month SOFR + 5.5% ), 4/26/28 ................ United States 1,805,321 1,790,093 0.38
Restoration Hardware, Inc. , 2022 Incremental CME Term
Loan , 7.911% , ( 1-month SOFR + 3.25% ), 10/20/28 .. United States 796,750 779,074 0.16
2,569,167 0.54
a a a a a a
Hotels, Resorts & Cruise Lines
g
Hilton Grand Vacations Borrower LLC , Initial Term Loan ,
7.57% , ( 1-month USD LIBOR + 3% ), 8/02/28 ....... United States 3,103,165 3,108,425 0.65
Household Products
g
Energizer Holdings, Inc. , 2020 Term Loan , 6.813% ,
( 1-month USD LIBOR + 2.25% ), 12/22/27 ......... United States 662,371 661,957 0.14
g
Housewares & Specialties
Astro One Acquisition Corp. , First Lien, Term Loan, B ,
10.23% , ( 3-month USD LIBOR + 5.5% ), 9/15/28 ..... United States 2,574,000 1,724,580 0.36
Hunter Douglas Holding BV , CME Term Loan, B1 ,
7.859% , ( 3-month SOFR + 3.5% ), 2/26/29 ......... Netherlands 796,000 734,063 0.16
2,458,643 0.52
a a a a a a
g
Human Resource & Employment Services
CCRR Parent, Inc. , First Lien, Initial Term Loan , 8.32% ,
( 1-month USD LIBOR + 3.75% ), 3/06/28 .......... United States 2,377,062 2,311,692 0.48
CHG Healthcare Services, Inc. , First Lien, Initial Term
Loan , 7.634% , ( 1-month USD LIBOR + 3.25% ), 9/29/28 United States 2,234,765 2,223,457 0.47
4,535,149 0.95
a a a a a a
g
Industrial Machinery
Tiger Acquisition LLC , First Lien, Initial Term Loan , 7.82% ,
( 1-month USD LIBOR + 3.25% ), 6/01/28 .......... United States 2,038,688 1,985,336 0.42
TK Elevator Midco GmbH , USD Term Loan, B1 , 6.871% ,
( 6-month USD LIBOR + 3.5% ), 7/30/27 ........... Germany 1,608,611 1,582,696 0.33
3,568,032 0.75
a a a a a a
g
Insurance Brokers
Alliant Holdings Intermediate LLC ,
2018 Initial Term Loan, 7.82%, (1-month USD LIBOR +
3.25%), 5/09/25 ............................. United States 2,103,909 2,104,782 0.44
New Term Loan, B4, 8.008%, (1-month USD LIBOR +
3.5%), 11/05/27 ............................. United States 1,690,120 1,690,120 0.36
AssuredPartners, Inc. ,
2020 CME Term Loan, 8.061%, (1-month SOFR +
3.5%), 2/12/27 .............................. United States 1,290,250 1,277,954 0.27
2020 February Refinancing Term Loan, 8.07%,
(1-month USD LIBOR + 3.5%), 2/12/27 ........... United States 2,984,570 2,957,828 0.62
2021 Term Loan, 8.07%, (1-month USD LIBOR +
3.5%), 2/12/27 .............................. United States 610,883 604,927 0.13
2022-2 CME Term Loan, 8.811%, (1-month SOFR +
4.25%), 2/12/27 ............................. United States 315,000 315,590 0.06

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
g
Insurance Brokers (continued)
HUB International Ltd. , 2022 Incremental CME Term
Loan , 8.22% , ( 3-month SOFR + 4% ), 11/10/29 ...... United States 362,069 $ 362,351 0.08
9,313,552 1.96
a a a a a a
Integrated Telecommunication Services
g
Global Tel*Link Corp. ,
First Lien, CME Term Loan, 9.076%, (3-month SOFR +
4.25%), 11/29/25 ............................ United States 4,486,281 3,947,209 0.83
Second Lien, CME Term Loan, 14.826%, (3-month
SOFR + 10%), 11/29/26 ....................... United States 2,479,737 1,889,560 0.40
5,836,769 1.23
a a a a a a
Interactive Home Entertainment
g
Playtika Holding Corp. , Term Loan, B1 , 7.32% , ( 1-month
USD LIBOR + 2.75% ), 3/13/28 .................. United States 1,736,742 1,724,307 0.36
Internet & Direct Marketing Retail
g
MH Sub I LLC (Micro Holding Corp.) ,
First Lien, 2020 June New Term Loan, 8.32%, (1-month
USD LIBOR + 3.75%), 9/13/24 .................. United States 1,165,825 1,155,624 0.24
First Lien, Amendment No. 2 Initial Term Loan, 8.32%,
(1-month USD LIBOR + 3.75%), 9/13/24 .......... United States 1,203,343 1,192,157 0.25
2,347,781 0.49
a a a a a a
g
Internet Services & Infrastructure
Arches Buyer, Inc. , Refinancing Term Loan , 7.82% ,
( 1-month USD LIBOR + 3.25% ), 12/06/27 ......... United States 983,935 953,600 0.20
Barracuda Parent LLC , First Lien, Initial CME Term Loan ,
9.176% , ( 3-month SOFR + 4.5% ), 8/15/29 ......... United States 2,063,966 2,002,791 0.42
Go Daddy Operating Co. LLC (GD Finance Co., Inc.) ,
Amendment No. 6 CME Term Loan , 7.811% , ( 1-month
SOFR + 3.25% ), 11/09/29 ..................... United States 269,841 271,192 0.06
Hunter Holdco 3 Ltd. , First Lien, Initial Dollar Term Loan ,
8.98% , ( 3-month USD LIBOR + 4.25% ), 8/19/28 ..... United Kingdom 1,872,334 1,860,632 0.39
Thrasio LLC , Initial Term Loan , 11.17% , ( 3-month USD
LIBOR + 7% ), 12/18/26 ....................... United States 886,432 775,628 0.16
5,863,843 1.23
a a a a a a
g
Investment Banking & Brokerage
Citadel Securities LP ,
2021 CME Term Loan, 7.176%, (1-month SOFR +
2.5%), 2/02/28 .............................. United States 1,773,462 1,771,405 0.37
CME Term Loan, B 1, 7.676%, (1-month SOFR + 3%),
2/02/28 ................................... United States 478,800 480,598 0.10
Deerfield Dakota Holding LLC , First Lien, Initial Dollar
CME Term Loan , 8.311% , ( 1-month SOFR + 3.75% ),
4/09/27 ................................... United States 983,404 953,725 0.20
Jane Street Group LLC , Dollar Term Loan , 7.32% ,
( 1-month USD LIBOR + 2.75% ), 1/26/28 .......... United States 1,322,987 1,320,612 0.28
Osmosis Buyer Ltd. ,
2022 Incremental CME Term Loan, B, 7.902%,
(1-month SOFR + 3.75%), 7/31/28 ............... United Kingdom 1,218,990 1,195,878 0.25
2022 Refinancing CME Term Loan, B, 8.147%,
(1-month SOFR + 3.75%), 7/31/28 ............... United Kingdom 1,114,575 1,090,656 0.23
6,812,874 1.43
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
g
IT Consulting & Other Services
Aptean Acquiror, Inc. , First Lien, Initial Term Loan ,
8.985% , ( 3-month USD LIBOR + 4.25% ), 4/23/26 .... United States 1,294,115 $ 1,241,076 0.26
Aventiv Technologies LLC ,
First Lien, Initial Term Loan, 9.23%, (3-month USD
LIBOR + 4.5%), 11/01/24 ...................... United States 4,363,892 3,089,439 0.65
Second Lien, Initial Term Loan, 13.075%, (3-month
USD LIBOR + 8.25%), 11/01/25 ................. United States 125,000 70,000 0.01
Gainwell Acquisition Corp. , First Lien, Term Loan, B ,
8.73% , ( 3-month USD LIBOR + 4% ), 10/01/27 ...... United States 4,235,392 4,144,331 0.87
Peraton Corp. , First Lien, Term Loan, B , 8.32% , ( 1-month
USD LIBOR + 3.75% ), 2/01/28 .................. United States 4,719,433 4,702,915 0.99
Sitel Worldwide Corp. , Initial Dollar Term Loan , 8.32% ,
( 1-month USD LIBOR + 3.75% ), 8/28/28 .......... France 1,504,126 1,506,322 0.32
14,754,083 3.10
a a a a a a
Leisure Facilities
e,g
24 Hour Fitness Worldwide, Inc. , Tranche 1 Term Loan ,
9.726% , PIK, ( 3-month USD LIBOR + 5% ), 12/29/25 . United States 8,211,649 669,477 0.14
g
Leisure Products
Hercules Achievement, Inc. (Varsity Brands Holding Co.,
Inc.) , First Lien, Initial Term Loan , 8.07% , ( 1-month
USD LIBOR + 3.5% ), 12/16/24 .................. United States 818,108 814,018 0.17
Motion Acquisition Ltd. ,
Term Loan, B1, 7.98%, (3-month USD LIBOR + 3.25%),
11/12/26 .................................. United Kingdom 1,716,706 1,695,428 0.36
Term Loan, B2, 7.98%, (3-month USD LIBOR + 3.25%),
11/12/26 .................................. United Kingdom 244,737 241,703 0.05
2,751,149 0.58
a a a a a a
Life Sciences Tools & Services
g
ICON plc ,
Term Loan, 7%, (3-month USD LIBOR + 2.25%),
7/03/28 ................................... United States 1,725,463 1,727,628 0.36
U.S. Term Loan, 7%, (3-month USD LIBOR + 2.25%),
7/03/28 ................................... United States 429,900 430,440 0.09
2,158,068 0.45
a a a a a a
Metal & Glass Containers
Mauser Packaging Solutions Holding Co. ,
g
Initial Term Loan, 7.619%, (1-month USD LIBOR +
3.25%), 4/03/24 ............................. United States 1,487,027 1,476,574 0.31
h,i
Term Loan, B, TBD, 1/01/30 .................... United States 3,000,000 2,977,500 0.63
4,454,074 0.94
a a a a a a
g
Movies & Entertainment
AMC Entertainment Holdings, Inc. , Term Loan, B1 ,
7.43% , ( 1-month USD LIBOR + 3% ), 4/22/26 ....... United States 638,393 379,729 0.08
Banijay Entertainment SAS , USD Term Loan, B , 8.119% ,
( 1-month USD LIBOR + 3.75% ), 3/01/25 .......... France 694,530 694,641 0.15
William Morris Endeavor Entertainment LLC (IMG
Worldwide Holdings LLC) , First Lien, Term Loan, B1 ,
7.262% , ( 1-month USD LIBOR + 2.75% ), 5/18/25 .... United States 565,069 562,852 0.12
1,637,222 0.35
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
Multi-line Insurance
g
Acrisure LLC ,
First Lien, 2020 Term Loan, 8.07%, (1-month USD
LIBOR + 3.5%), 2/15/27 ....................... United States 2,162,329 $ 2,090,032 0.44
First Lien, 2021-1 Additional Term Loan, 8.32%,
(1-month USD LIBOR + 3.75%), 2/15/27 .......... United States 772,826 747,953 0.16
First Lien, 2021-2 Additional Term Loan, 8.82%,
(1-month USD LIBOR + 4.25%), 2/15/27 .......... United States 761,538 743,452 0.15
3,581,437 0.75
a a a a a a
Office Services & Supplies
g
Pitney Bowes, Inc. , Refinancing CME Term Loan, B ,
8.676% , ( 1-month SOFR + 4% ), 3/17/28 .......... United States 4,530,637 4,384,796 0.92
Other Diversified Financial Services
g
Mercury Borrower, Inc. , First Lien, Initial Term Loan ,
8.25% , ( 3-month USD LIBOR + 3.5% ), 8/02/28 ...... United States 2,222,766 2,158,861 0.45
g
Packaged Foods & Meats
B&G Foods, Inc. , Tranche Term Loan, B4 , 6.884% ,
( 1-month USD LIBOR + 2.5% ), 10/10/26 .......... United States 534,809 516,257 0.11
Primary Products Finance LLC , CME Term Loan, B ,
8.743% , ( 3-month SOFR + 4% ), 4/01/29 .......... United States 686,207 682,285 0.14
1,198,542 0.25
a a a a a a
g
Paper Packaging
Charter Next Generation, Inc. , First Lien, 2021 Initial Term
Loan , 8.32% , ( 1-month USD LIBOR + 3.75% ), 12/01/27 United States 1,910,231 1,902,208 0.40
Kleopatra Finco SARL , USD CME Term Loan, B , 8.259% ,
( 6-month SOFR + 4.75% ), 2/12/26 ............... Luxembourg 1,723,803 1,542,803 0.32
Pactiv Evergreen, Inc. , U.S. Term Loan, B3 , 7.82% ,
( 1-month USD LIBOR + 3.25% ), 9/24/28 .......... United States 575,940 574,428 0.12
4,019,439 0.84
a a a a a a
g
Personal Products
Conair Holdings LLC , First Lien, Initial Term Loan , 8.48% ,
( 3-month USD LIBOR + 3.75% ), 5/17/28 .......... United States 3,026,859 2,620,397 0.55
Coty, Inc. , USD Term Loan, B , 6.645% , ( 1-month USD
LIBOR + 2.25% ), 4/07/25 ...................... United States 799,879 799,379 0.17
Sunshine Luxembourg VII SARL , Term Loan, B3 , 8.48% ,
( 3-month USD LIBOR + 3.75% ), 10/01/26 ......... Luxembourg 4,423,342 4,342,616 0.91
7,762,392 1.63
a a a a a a
g
Pharmaceuticals
Bausch Health Cos., Inc. , Second Amendment CME Term
Loan , 9.828% , ( 1-month SOFR + 5.25% ), 2/01/27 ... United States 631,358 488,624 0.10
Grifols Worldwide Operations Ltd. , Dollar Tranche Term
Loan, B , 6.57% , ( 1-month USD LIBOR + 2% ), 11/15/27 Spain 800,000 786,944 0.17
Jazz Pharmaceuticals plc , Initial Dollar Term Loan ,
8.07% , ( 1-month USD LIBOR + 3.5% ), 5/05/28 ...... United States 3,019,340 3,019,808 0.64
Organon & Co. , Dollar Term Loan , 7.75% , ( 3-month USD
LIBOR + 3% ), 6/02/28 ........................ United States 2,062,923 2,063,563 0.43
Perrigo Co. plc , Initial CME Term Loan, B , 7.161% ,
( 1-month SOFR + 2.5% ), 4/20/29 ................ United States 1,223,975 1,228,565 0.26
PetVet Care Centers LLC , First Lien, 2021 First Lien
Replacement Term Loan , 8.07% , ( 1-month USD LIBOR
+ 3.5% ), 2/14/25 ............................ United States 1,958,627 1,864,124 0.39
9,451,628 1.99
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
Property & Casualty Insurance
g
Asurion LLC ,
i
New CME Term Loan, B 10, 8.68%, (3-month SOFR +
4%), 8/19/28 ............................... United States 900,000 $ 854,649 0.18
New Term Loan, B8, 7.82%, (1-month USD LIBOR +
3.25%), 12/23/26 ............................ United States 984,294 943,850 0.20
Second Lien, New Term Loan, B3, 9.82%, (1-month
USD LIBOR + 5.25%), 1/31/28 .................. United States 2,652,263 2,225,912 0.47
Second Lien, New Term Loan, B4, 9.82%, (1-month
USD LIBOR + 5.25%), 1/20/29 .................. United States 2,248,036 1,891,171 0.39
5,915,582 1.24
a a a a a a
g
Publishing
Cengage Learning, Inc. , First Lien, Term Loan, B , 9.88% ,
( 3-month USD LIBOR + 4.75% ), 7/14/26 .......... United States 4,239,433 4,052,898 0.85
McGraw-Hill Education, Inc. , Initial Term Loan , 8.316% ,
( 3-month USD LIBOR + 4.75% ), 7/28/28 .......... United States 2,277,560 2,184,749 0.46
6,237,647 1.31
a a a a a a
Real Estate Services
g
Cushman & Wakefield US Borrower LLC , Replacement
Term Loan , 7.134% , ( 1-month USD LIBOR + 2.75% ),
8/21/25 ................................... United States 1,031,439 1,028,954 0.22
Research & Consulting Services
g
Dun & Bradstreet Corp. (The) , Initial Term Loan , 7.767% ,
( 1-month USD LIBOR + 3.25% ), 2/06/26 .......... United States 1,812,789 1,811,983 0.38
g
Restaurants
Flynn Restaurant Group LP , First Lien, 2021 Term Loan ,
8.82% , ( 1-month USD LIBOR + 4.25% ), 11/22/28 .... United States 2,045,812 1,998,288 0.42
IRB Holding Corp. , 2022 Replacement CME Term Loan,
B , 7.687% , ( 3-month SOFR + 3% ), 12/15/27 ....... United States 1,424,680 1,412,976 0.30
Whatabrands LLC , Initial Term Loan, B , 7.82% , ( 1-month
USD LIBOR + 3.25% ), 8/03/28 .................. United States 1,589,781 1,576,149 0.33
4,987,413 1.05
a a a a a a
g
Security & Alarm Services
Allied Universal Holdco LLC , Initial U.S. Dollar CME Term
Loan , 8.411% , ( 1-month SOFR + 3.75% ), 5/12/28 ... United States 1,485,816 1,434,169 0.30
APX Group, Inc. , Initial Term Loan , 7.705% , ( 1-month
USD LIBOR + 3.25%; 3-month USD LIBOR + 2.25% ),
7/10/28 ................................... United States 1,211,988 1,202,753 0.25
Prime Security Services Borrower LLC , First Lien, 2021
Refinancing Term Loan, B1 , 7.517% , ( 3-month USD
LIBOR + 2.75% ), 9/23/26 ...................... United States 2,815,607 2,817,367 0.59
5,454,289 1.14
a a a a a a
Semiconductor Equipment
g
MKS Instruments, Inc. , Initial Dollar CME Term Loan, B ,
7.362% , ( 1-month SOFR + 2.75% ), 8/17/29 ........ United States 498,750 498,972 0.10
g
Soft Drinks
Naked Juice LLC , First Lien, Initial CME Term Loan ,
7.93% , ( 3-month SOFR + 3.25% ), 1/24/29 ......... United States 723,200 668,378 0.14
Triton Water Holdings, Inc. , First Lien, Initial Term Loan ,
8.23% , ( 3-month USD LIBOR + 3.5% ), 3/31/28 ...... United States 1,126,872 1,075,606 0.23
1,743,984 0.37
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
g
Specialized Consumer Services
Pre-Paid Legal Services, Inc. , First Lien, Initial Term
Loan , 8.32% , ( 1-month USD LIBOR + 3.75% ), 12/15/28 United States 571,119 $ 562,766 0.12
Sedgwick Claims Management Services, Inc. (Lightning
Cayman Merger Sub Ltd.) ,
2019 Term Loan, 8.32%, (1-month USD LIBOR +
3.75%), 9/03/26 ............................. United States 1,723,751 1,724,828 0.36
Initial Term Loan, 7.82%, (1-month USD LIBOR +
3.25%), 12/31/25 ............................ United States 781,939 779,550 0.17
WW International, Inc. , Initial Term Loan , 8.07% , ( 1-month
USD LIBOR + 3.5% ), 4/13/28 ................... United States 760,362 456,848 0.10
3,523,992 0.75
a a a a a a
g
Specialized Finance
Red Planet Borrower LLC , Initial Term Loan , 8.32% ,
( 1-month USD LIBOR + 3.75% ), 10/02/28 ......... United States 1,409,151 937,593 0.20
Verscend Holding Corp. , Term Loan, B1 , 8.57% , ( 1-month
USD LIBOR + 4% ), 8/27/25 .................... United States 4,535,782 4,536,984 0.95
5,474,577 1.15
a a a a a a
g
Specialty Chemicals
ASP Unifrax Holdings, Inc. , First Lien, USD Term Loan ,
8.48% , ( 3-month USD LIBOR + 3.75% ), 12/12/25 .... United States 1,659,422 1,507,137 0.32
CPC Acquisition Corp. , First Lien, Initial Term Loan ,
8.48% , ( 3-month USD LIBOR + 3.75% ), 12/29/27 .... United States 1,168,394 966,846 0.20
Hexion Holdings Corp. ,
First Lien, Initial CME Term Loan, 8.934%, (3-month
SOFR + 4.5%), 3/15/29 ....................... United States 2,587,000 2,344,469 0.49
Second Lien, Initial CME Term Loan, 12.049%,
(1-month SOFR + 7.438%), 3/15/30 .............. United States 837,209 699,070 0.15
INEOS Styrolution Group GmbH , 2026 Dollar Term Loan,
B , 7.32% , ( 1-month USD LIBOR + 2.75% ), 1/29/26 .. United Kingdom 3,239,943 3,239,133 0.68
PMHC II, Inc. , Initial CME Term Loan, B , 9.076% ,
( 3-month SOFR + 4.25% ), 4/23/29 ............... United States 4,937,625 4,346,270 0.91
Sparta U.S. Holdco LLC , First Lien, Initial Term Loan ,
7.369% , ( 1-month USD LIBOR + 3% ), 8/02/28 ...... United States 1,014 1,013 0.00
†
13,103,938 2.75
a a a a a a
g
Specialty Stores
Great Outdoors Group LLC , Term Loan, B2 , 8.32% ,
( 1-month USD LIBOR + 3.75% ), 3/06/28 .......... United States 1,421,375 1,401,476 0.29
Michaels Cos., Inc. (The) , Term Loan, B , 8.98% , ( 3-month
USD LIBOR + 4.25% ), 4/15/28 .................. United States 1,478,831 1,364,688 0.29
Petco Health & Wellness Co., Inc. , First Lien, Initial CME
Term Loan , 8.092% , ( 3-month SOFR + 3.25% ), 3/03/28 United States 2,080,341 2,062,253 0.43
PetSmart LLC , Initial CME Term Loan , 8.411% , ( 1-month
SOFR + 3.75% ), 2/11/28 ...................... United States 2,481,305 2,467,869 0.52
Staples, Inc. , 2019 Refinancing New Term Loan, B1 ,
7.782% , ( 3-month USD LIBOR + 5% ), 4/16/26 ...... United States 1,113,121 1,044,575 0.22
Woof Holdings, Inc. , First Lien, Initial Term Loan , 8.258% ,
( 1-month USD LIBOR + 3.75% ), 12/21/27 ......... United States 2,428,944 2,319,641 0.49
10,660,502 2.24
a a a a a a
g
Systems Software
Atlas Purchaser, Inc. , First Lien, Initial Term Loan ,
8.676% , ( 3-month USD LIBOR + 5.25% ), 5/08/28 .... United States 632,528 475,977 0.10
DCert Buyer, Inc. ,
First Lien, Initial CME Term Loan, 8.696%, (6-month
SOFR + 4%), 10/16/26 ........................ United States 4,345,127 4,301,350 0.90

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
g
Systems Software (continued)
DCert Buyer, Inc. (continued)
Second Lien, First Amendment Refinancing Term Loan,
11.696%, (6-month USD LIBOR + 7%), 2/19/29 ..... United States 2,050,664 $ 1,888,743 0.40
Hyland Software, Inc. ,
First Lien, 2018 Refinancing Term Loan, 8.07%,
(1-month USD LIBOR + 3.5%), 7/01/24 ........... United States 3,115,761 3,112,754 0.65
Second Lien, 2021 Refinancing Term Loan, 10.82%,
(1-month USD LIBOR + 6.25%), 7/07/25 .......... United States 980,303 936,537 0.20
Idera, Inc. , First Lien, Term Loan, B1 , 8.51% , ( 3-month
USD LIBOR + 3.75% ), 3/02/28 .................. United States 1,388,754 1,346,223 0.28
Ivanti Software, Inc. ,
First Lien, 2021 Specified Refinancing Term Loan,
9.011%, (3-month USD LIBOR + 4.25%), 12/01/27 ... United States 2,570,575 2,138,937 0.45
First Lien, First Amendment Term Loan, 8.733%,
(3-month USD LIBOR + 4%), 12/01/27 ............ United States 92,629 76,824 0.02
McAfee Corp. , CME Term Loan, B1 , 8.184% , ( 1-month
SOFR + 3.75% ), 3/01/29 ...................... United States 2,753,101 2,605,562 0.55
Quest Software US Holdings, Inc. , First Lien, Initial CME
Term Loan , 9.076% , ( 3-month SOFR + 4.25% ), 2/01/29 United States 1,791,000 1,543,457 0.32
Sovos Compliance LLC , First Lien, Initial Term Loan ,
9.07% , ( 1-month USD LIBOR + 4.5% ), 8/11/28 ...... United States 820,694 793,874 0.17
Vision Solutions, Inc. (Precisely Software, Inc.) , First Lien,
Third Amendment Term Loan , 8.818% , ( 3-month USD
LIBOR + 4% ), 4/24/28 ........................ United States 860,185 758,253 0.16
19,978,491 4.20
a a a a a a
Technology Hardware, Storage & Peripherals
g
Magenta Buyer LLC , First Lien, Initial Term Loan , 9.58% ,
( 3-month USD LIBOR + 4.75% ), 7/27/28 .......... United States 3,682,692 3,242,076 0.68
g
Trucking
Avis Budget Car Rental LLC ,
CME Term Loan, C, 8.161%, (1-month SOFR + 3.5%),
3/16/29 ................................... United States 1,389,500 1,390,660 0.29
New Term Loan, B, 6.32%, (1-month USD LIBOR +
1.75%), 8/06/27 ............................. United States 883,300 873,474 0.19
PECF USS Intermediate Holding III Corp. , Initial Term
Loan , 8.82% , ( 1-month USD LIBOR + 4.25% ), 12/15/28 United States 2,120,394 1,822,616 0.38
4,086,750 0.86
a a a a a a
Total Senior Floating Rate Interests (Cost $405,402,148) ..................
383,338,417 80.57
Shares/Units
Escrows and Litigation Trusts
a,b
Millennium Corporate Claim Trust, Escrow Account .... United States 6,589,709 — 0.00
a,b
Millennium Lender Claim Trust, Escrow Account ...... United States 6,589,709 — 0.00
Total Escrows and Litigation Trusts (Cost $–) ............................
— 0.00
Total Long Term Investments (Cost $485,932,697) ........................
456,628,633 95.98
a

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
See Abbreviations on page 30 .
Short Term Investments
a a
Principal
Amount
*
a Value
% of Net
Assets
aa aa aa aa aa aa
Repurchase Agreements
j
Joint Repurchase Agreement, 4.211%, 2/01/23 (Maturity Value $8,774,844)
BNP Paribas Securities Corp. (Maturity Value $3,225,194)
Deutsche Bank Securities, Inc. (Maturity Value $389,340)
HSBC Securities (USA), Inc. (Maturity Value $5,160,310)
Collateralized by U.S. Government and Agency Securities, 2.5% - 4.5%,
6/15/24 - 1/20/52; U.S. Government Agency Strips, 8/15/33 - 5/15/46; U.S.
Treasury Bonds, Index Linked, 2%, 1/15/26; and U.S. Treasury Notes,
0.13% - 2.25%, 5/15/23 - 8/15/27 (valued at $8,961,455) ............ 8,773,817 $ 8,773,817 1.84
Total Repurchase Agreements (Cost $8,773,817) .........................
8,773,817 1.84
a a a
Total Short Term Investments (Cost $8,773,817 ) ..........................
8,773,817 1.84
a
Total Investments (Cost $494,706,514) ..................................
$465,402,450 97.82
Other Assets, less Liabilities ...........................................
10,353,004 2.18
Net Assets ...........................................................
$475,755,454 100.00
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
c
See Note 3(d) regarding investments in affiliated management investment companies.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2023, the aggregate value of these securities was $21,118,876, representing 4.4% of net assets.
e
Income may be received in additional securities and/or cash.
f
See Note 1(d) regarding senior floating rate interests.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
i
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
j
See Note 1(b) regarding joint repurchase agreement.

Franklin Floating Rate Master Trust
Financial Statements
Statement of Assets and Liabilities
January 31, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
Franklin
Floating Rate
Master Series
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $471,542,365
Cost - Non-controlled affiliates (Note 3 d ) ........................................................ 14,390,332
Cost - Unaffiliated repurchase agreements ...................................................... 8,773,817
Value - Unaffiliated issuers .................................................................. $443,626,481
Value - Non-controlled affiliates (Note 3 d ) ....................................................... 13,002,152
Value - Unaffiliated repurchase agreements ...................................................... 8,773,817
Cash .................................................................................... 2,636,794
Receivables:
Investment securities sold ................................................................... 15,752,392
Dividends and interest ..................................................................... 2,596,180
Total assets .......................................................................... 486,387,816
Liabilities:
Payables:
Investment securities purchased .............................................................. 6,662,465
Management fees ......................................................................... 207,083
Trustees' fees and expenses ................................................................. 1,109
Distributions to shareholders ................................................................. 3,499,103
Unrealized depreciation on unfunded loan commitments (Note 12 ) ...................................... 135,039
Accrued expenses and other liabilities ........................................................... 127,563
Total liabilities ......................................................................... 10,632,362
Net assets, at value ................................................................. $475,755,454
Net assets consist of:
Paid-in capital ............................................................................. $894,702,835
Total distributable earnings (losses) ............................................................. (418,947,381)
Net assets, at value ................................................................. $475,755,454
Shares outstanding ......................................................................... 67,970,125
Net asset value and maximum offering price per share ($475,755,454 ÷67,970,125 shares outstanding) .......... $7.00

Franklin Floating Rate Master Trust
Financial Statements
Statement of Operations
for the six months ended January 31, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
Franklin
Floating Rate
Master Series
Investment income:
Dividends: (net of foreign taxes of $21,452)
Unaffiliated issuers ........................................................................ $772,802
Non-controlled affiliates (Note 3 d ) ............................................................. 512,013
Interest:
Unaffiliated issuers ........................................................................ 20,784,907
Total investment income ................................................................... 22,069,722
Expenses:
Management fees (Note 3 a ) ................................................................... 1,477,656
Custodian fees (Note 4 ) ...................................................................... 190
Reports to shareholders fees .................................................................. 452
Professional fees ........................................................................... 81,059
Trustees' fees and expenses .................................................................. 4,304
Other .................................................................................... 14,024
Total expenses ......................................................................... 1,577,685
Expenses waived/paid by affiliates (Note 3 d and 3 e ) .............................................. (100,023)
Net expenses ......................................................................... 1,477,662
Net investment income ................................................................ 20,592,060
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (21,671,200)
Non-controlled affiliates (Note 3 d ) ........................................................... (321,101)
Net realized gain (loss) .................................................................. (21,992,301)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 21,668,275
Non-controlled affiliates (Note 3 d ) ........................................................... 465,421
Unfunded loan commitments ................................................................. 62,305
Net change in unrealized appreciation (depreciation) ............................................ 22,196,001
Net realized and unrealized gain (loss) ............................................................ 203,700
Net increase (decrease) in net assets resulting from operations .......................................... $20,795,760

Franklin Floating Rate Master Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
Franklin Floating Rate Master Series
Six Months Ended
January 31, 2023
(unaudited)
Year Ended
July 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $20,592,060 $22,843,645
Net realized gain (loss) ................................................. (21,992,301) (4,946,490)
Net change in unrealized appreciation (depreciation) ........................... 22,196,001 (29,588,121)
Net increase (decrease) in net assets resulting from operations ................ 20,795,760 (11,690,966)
Distributions to shareholders .............................................. (22,057,256) (26,268,504)
Capital share transactions (Note 2 ) .......................................... (139,590,485) 224,438,230
Net increase (decrease) in net assets ................................... (140,851,981) 186,478,760
Net assets:
Beginning of period ..................................................... 616,607,435 430,128,675
End of period .......................................................... $475,755,454 $616,607,435

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)
Franklin Floating Rate Master Series
22
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Floating Rate Master Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of two separate funds. The Fund follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. Franklin Floating Rate
Master Series (Fund) is included in this report. The Fund’s
shares are exempt from registration under the Securities Act of 1933.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund’s investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund’s pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)
23
franklintempleton.com
Semiannual Report
Franklin Floating Rate Master Series
(continued)
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
period end, as indicated in the Schedule of Investments, had been entered into on January 31, 2023.
c. Securities Purchased on a Delayed Delivery Basis
The Fund purchases securities on a delayed delivery basis,
with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and
are subject to the risk that the value at delivery may be
more or less than the trade date purchase price. Although
the Fund will generally purchase these securities with the
intention of holding the securities, it may sell the securities before the settlement date.
d. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the London InterBank Offered Rate (LIBOR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
e. Income Taxes
The Fund is a disregarded entity for U.S. income tax
purposes. As such, no provision has been made for income
taxes because all income, expenses, gains and losses are
allocated to a non-U.S. beneficial owner for inclusion in its individual income tax return, as applicable.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Fund. The Fund's gross investment income is distributed to the owner daily and paid monthly. Net capital gains (or losses) realized by the Fund
will not be distributed. Distributable earnings are determined according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
1. Organization and Significant Accounting Policies
(continued)
b. Joint Repurchase Agreement
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)
24
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Franklin Floating Rate Master Series
(continued)
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At January 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Six Months Ended
January 31, 2023
Year Ended
July 31, 2022
Shares Amount Shares Amount
Shares sold ................................... 1,764,519 $12,261,737 44,481,719 $328,383,729
Shares redeemed ............................... (21,907,011) (151,852,222) (14,617,312) (103,945,499)
Net increase (decrease) .......................... (20,142,492) $(139,590,485) 29,864,407 $224,438,230
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.530% Up to and including $2.5 billion
0.450% Over $2.5 billion, up to and including $6.5 billion
0.430% Over $6.5 billion, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion
1. Organization and Significant Accounting Policies
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)
25
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Semiannual Report
Franklin Floating Rate Master Series
(continued)
For the period ended January 31, 2023, the annualized gross effective investment management fee rate was 0.530% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
d. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended January 31, 2023, the Fund held investments in affiliated management investment companies as follows:
e. Waiver and Expense Reimbursements
Advisers has voluntarily agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding interest expense, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations)
of the Fund do not exceed 0.53%, based on the average net assets of the Fund. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end. Advisers may discontinue this waiver at any time upon notice to the
Board.
f. Other Affiliated Transactions
At January 31, 2023, Franklin Floating Rate Fund, PLC owned 100% of the Fund's outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Floating Rate Master Series
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income
Fund .................. $ 3,541,365 $ — $ — $ — $ 50,790 $ 3,592,155 461,717 $ 140,700
Franklin Senior Loan ETF .... 13,667,837 — (4,351,370) (321,101) 414,631 9,409,997 393,148 371,313
Total Affiliated Securities ... $17,209,202 $— $(4,351,370) $(321,101) $465,421 $13,002,152 $512,013
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)
26
franklintempleton.com
Semiannual Report
Franklin Floating Rate Master Series
(continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended January 31, 2023, there were no credits earned.
5. Income Taxes
At January 31, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2023, aggregated
$21,985,212 and $154,446,131, respectively.
7. Credit Risk
At January 31, 2023, the Fund had 87.2% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
8. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
Cost of investments .......................................................................... $495,648,660
Unrealized appreciation ........................................................................ $5,466,144
Unrealized depreciation ........................................................................ (35,712,354)
Net unrealized appreciation (depreciation) .......................................................... $(30,246,210)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)
27
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Franklin Floating Rate Master Series
(continued)
10. Shareholder Distributions
For the period ended January 31, 2023, the Fund made the following distributions:
11. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 3, 2023, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 2, 2024, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended January 31, 2023, the Fund did not use the Global Credit Facility.
12. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Schedule of Investments.
At January 31, 2023, unfunded commitments were as follows:
13. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Payment Date Amount Per Share
8/31/2022 $0.038958
9/30/2022 0.044271
10/31/2022 0.044248
11/30/2022 0.047111
12/30/2022 0.055289
1/31/2023 0.049488
Total
$0.279365
Borrower Unfunded Commitment
Franklin Floating Rate Master Series
athenahealth Group, Inc. $ 641,211
Thrasio LLC 900,000
$ 1,541,211

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)
28
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Semiannual Report
Franklin Floating Rate Master Series
(continued)
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2023, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Common Stocks :
Industrial Machinery .................... $ — $ 7,945,476 $ — $ 7,945,476
Leisure Facilities ....................... — 26,938 — 26,938
Oil & Gas Exploration & Production ......... — 15,537,282 — 15,537,282
Trucking ............................. — — 912,943 912,943
Management Investment Companies :
Asset Management & Custody Banks ....... 11,889,810 3,592,155 — 15,481,965
Preferred Stocks ........................ — 3,695 — 3,695
Warrants .............................. — — 1,716 1,716
Corporate Bonds :
Airlines .............................. — 3,908,484 — 3,908,484
Broadcasting ......................... — 390,178 — 390,178
Cable & Satellite ....................... — 2,365,788 — 2,365,788
Casinos & Gaming ..................... — 864,860 — 864,860
Communications Equipment .............. — 577,129 — 577,129
Construction Materials .................. — 702,369 — 702,369
Diversified Chemicals ................... — 969,425 — 969,425
Environmental & Facilities Services ......... — 803,781 — 803,781
Health Care Services ................... — 376,665 — 376,665
Independent Power Producers & Energy
Traders ............................ — 1,663,596 — 1,663,596
Integrated Telecommunication Services ...... — 1,634,752 — 1,634,752
Investment Banking & Brokerage .......... — 715,279 — 715,279
Metal & Glass Containers ................ — 1,736,334 — 1,736,334
Movies & Entertainment ................. — 483,120 — 483,120
Multi-line Insurance ..................... — 440,334 — 440,334
Office Services & Supplies ............... — 304,894 — 304,894
Oil & Gas Equipment & Services ........... — 240,155 — 240,155
Oil & Gas Storage & Transportation ......... — 429,032 — 429,032
Paper Packaging ...................... — 1,052,839 — 1,052,839
Specialized Consumer Services ........... — 640,797 — 640,797
Specialty Chemicals .................... — 553,568 — 553,568
Specialty Stores ....................... — 281,381 — 281,381
Trucking ............................. — 416,952 11,527,399 11,944,351
Wireless Telecommunication Services ....... — 301,090 — 301,090
Senior Floating Rate Interests ............... — 383,338,417 — 383,338,417
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... — 8,773,817 — 8,773,817
Total Investments in Securities ........... $11,889,810 $441,070,582 $12,442,058 $465,402,450
13. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)
29
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Semiannual Report
Franklin Floating Rate Master Series
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At January 31, 2023, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of January 31, 2023, are as follows:
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Master Series (continued)
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments ............... $— $135,039 $— $135,039
$— $— $— $—
Total Other Financial Instruments ......... $— $135,039 $— $135,039
a
Includes financial instruments determined to have no value at January 31, 2023.
Balance at
Beginning of
Period Purchases Sales
a
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a           a a a a a a a a a
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Common Stocks
Trucking .......... $ —
b
$ — $ — $ — $ — $ — $ — $ 912,943 $ 912,943 $ 912,943
Warrants
Industrial Machinery .. 3,866 — — — — — — (2,150) 1,716 (2,150)
Corporate Bonds
Trucking .......... 9,656,220 — — — — 559,657 — 1,311,522 11,527,399 1,311,522
Senior Floating Rate
Interests
Household Products .. 1,118,494 — (310,842) — — — (8,589,137) 7,781,485 — —
Escrows and Litigation
Trusts ........... —
b
— — — — — — — —
b
—
Total Investments in Securities . $10,778,580 $— $(310,842) $— $— $559,657 $(8,589,137) $10,003,800 $12,442,058 2,222,315
a
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
b
Includes financial instruments determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Assets:
Investments in Securities:
Corporate Bonds:
Trucking
.................
$11,527,399 Discounted cash flow Discount rate 16.6% Decrease
Recovery value 107.5% Increase
All Other Investments
..........
914,659
b,c
Total.
......................
$12,442,058
13. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)
30
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Franklin Floating Rate Master Series
(continued)
14. New Accounting Pronouncements
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848)
– Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the
FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of
2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity
Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15,
2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.
15. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input.
A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
c
Includes financial instruments determined to have no value at January 31, 2023.
Currency
USD
United States Dollar
Selected Portfolio
CME
Chicago Mercantile Exchange
ETF
Exchange-Traded Fund
LIBOR
London Inter-Bank Offered Rate
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate
TBD
To Be Determined
13. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Shareholder Information
31
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Semiannual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.

Your Fund’s Expenses
Franklin Floating Rate Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 8/1/22
Ending
Account
Value 1/31/23
Expenses
Paid During
Period
8/1/22–1/31/23
1,2
Ending
Account
Value 1/31/23
Expenses
Paid During
Period
8/1/22–1/31/23
1,2
a
Annualized
Expense
Ratio

$1,000 $1,055.60 $3.11 $1,022.18 $3.06 0.60%

Franklin Floating Rate Master Trust
Financial Highlights
Franklin Floating Rate Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended January
31, 2023
(unaudited)
Year Ended July 31,
2022 2021 2020 2019 2018
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.67 $7.92 $7.34 $8.61 $9.45 $10.04
Income from investment operations
a
:
Net investment income .............. 0.313
b
0.355
b
0.334
b
0.412 0.695 0.698
Net realized and unrealized gains (losses) 0.104 (0.234) 0.596 (1.227) (0.827) (0.588)
Total from investment operations ........ 0.417 0.121 0.930 (0.815) (0.132) 0.110
Less distributions from:
Net investment income .............. (0.307) (0.371) (0.350) (0.455) (0.708) (0.700)
Net asset value, end of period .......... $7.78 $7.67 $7.92 $7.34 $8.61 $9.45
Total return
c
....................... 5.56% 1.52% 12.84% (9.74)% (1.48)% 1.30%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.67% 0.65% 0.67% 0.73% 0.71% 0.68%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.60% 0.60% 0.60% 0.60% 0.60% 0.60%
Net investment income ............... 8.07% 4.41% 4.32% 5.42% 7.66% 7.25%
Supplemental data
Net assets, end of period (000’s) ........ $510,656 $644,655 $650,531 $202,101 $325,091 $363,071
Portfolio turnover rate ................ 3.78% 53.90% 66.93%
f
67.04% 30.93% 55.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited), January 31, 2023
Franklin Floating Rate Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a a
Country Shares
a
Value
a a a a a a
Common Stocks 8.3%
Hotels, Restaurants & Leisure 0.0%
†
a
24 Hour Fitness Worldwide, Inc. .......................... United States 88,077 $ 22,812
Machinery 0.4%
a
UTEX Industries, Inc. .................................. United States 32,616 2,152,656
Oil, Gas & Consumable Fuels 7.7%
b
Quarternorth Energy Holding, Inc. ......................... United States 281,161 39,081,379
Road & Rail 0.2%
a,c
Onsite Rental Group Operations Pty. Ltd. ................... Australia 7,733,610 1,200,927
Total Common Stocks (Cost $36,993,126) ......................................
42,457,774
Preferred Stocks 0.0%
†
Hotels, Restaurants & Leisure 0.0%
†
a
24 Hour Fitness Worldwide, Inc. .......................... United States 208,597 3,129
a
Total Preferred Stocks (Cost $281,502) .........................................
3,129
Warrants
Warrants 3.3%
Machinery 0.0%
†
a,c
UTEX Industries, Inc., 2/20/49 ............................ United States 2,796 14,951
Oil, Gas & Consumable Fuels 3.3%
a,b
Quarternorth Energy Holding, Inc., 2/01/49 .................. United States 119,957 16,674,023
Total Warrants (Cost $14,454,819) .............................................
16,688,974
Principal
Amount
*
Corporate Bonds 3.0%
Road & Rail 3.0%
c,d
Onsite Rental Group Operations Pty. Ltd. , PIK, 6.1% , 10/26/23 ... Australia 14,108,720 15,163,202
Total Corporate Bonds (Cost $18,044,315) ......................................
15,163,202
e
Senior Floating Rate Interests 78.4%
f
Aerospace & Defense 1.3%
d
Alloy FinCo Ltd. , Term Loan, B , 14% , PIK, ( 3-month USD LIBOR +
0.5% ), 3/06/25 ...................................... United Kingdom 7,306,465 5,970,295
Dynasty Acquisition Co., Inc. ,
2020 CME Term Loan, B1, 8.161%, (1-month SOFR + 3.5%),
4/06/26 ........................................... United States 618,307 608,108
2020 CME Term Loan, B2, 8.161%, (1-month SOFR + 3.5%),
4/06/26 ........................................... United States 332,423 326,940
6,905,343
a a a a a a
f
Airlines 4.6%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.) , Initial Term
Loan , 9.558% , ( 3-month USD LIBOR + 4.75% ), 4/20/28 ....... United States 1,931,462 1,986,383
Air Canada , Term Loan , 8.13% , ( 3-month USD LIBOR + 3.5% ),
8/11/28 ........................................... Canada 2,728,151 2,735,449
American Airlines, Inc. , 2018 Replacement Term Loan , 6.267% ,
( 1-month USD LIBOR + 1.75% ), 6/27/25 .................. United States 8,694,938 8,541,603
Kestrel Bidco, Inc. , Term Loan , 7.508% , ( 1-month USD LIBOR +
3% ), 12/11/26 ...................................... Canada 4,055,791 3,906,497

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a a
Country
Principal
Amount
*
a
Value
a a a a a
e
Senior Floating Rate Interests
(continued)
f
Airlines (continued)
United AirLines, Inc. , Term Loan, B , 8.568% , ( 3-month USD LIBOR +
3.75% ), 4/21/28 ..................................... United States 6,097,191 $ 6,108,562
23,278,494
a a a a a a
f
Auto Components 2.9%
Adient US LLC , Term Loan, B1 , 7.82% , ( 1-month USD LIBOR +
3.25% ), 4/10/28 ..................................... United States 2,400,770 2,397,769
DexKo Global, Inc. , First Lien, Closing Date Term Loan , 8.48% ,
( 3-month USD LIBOR + 3.75% ), 10/04/28 ................. United States 400,343 371,270
First Brands Group LLC ,
First Lien, 2021 CME Term Loan, 8.368%, (3-month SOFR + 5%),
3/30/27 ........................................... United States 5,441,629 5,351,842
Second Lien, 2021 Term Loan, 13.602%, (3-month USD LIBOR +
8.5%), 3/30/28 ...................................... United States 2,000,000 1,818,130
Highline Aftermarket Acquisition LLC , First Lien, Initial Term Loan ,
9.07% , ( 1-month USD LIBOR + 4.5% ), 11/09/27 ............. United States 3,075,209 2,962,457
TI Group Automotive Systems LLC , Refinancing U.S. Term Loan ,
7.98% , ( 3-month USD LIBOR + 3.25% ), 12/16/26 ............ United States 1,916,797 1,915,196
14,816,664
a a a a a a
f
Automobiles 0.7%
American Trailer World Corp. , First Lien, Initial CME Term Loan ,
8.411% , ( 1-month SOFR + 3.75% ), 3/03/28 ................ United States 1,461,435 1,289,315
Thor Industries, Inc. , USD Term Loan, B1 , 7.563% , ( 1-month USD
LIBOR + 3% ), 2/01/26 ................................ United States 2,181,192 2,184,605
3,473,920
a a a a a a
Banks 0.0%
†
f
Finastra Ltd. , First Lien, Dollar Term Loan , 8.325% , ( 3-month USD
LIBOR + 3.5% ), 6/13/24 ............................... United Kingdom 2,744 2,585
f
Beverages 0.7%
City Brewing Co. LLC , First Lien, Closing Date Term Loan , 8.33% ,
( 3-month USD LIBOR + 3.5% ), 4/05/28 ................... United States 3,615,347 1,699,213
Triton Water Holdings, Inc. , First Lien, Initial Term Loan , 8.23% ,
( 3-month USD LIBOR + 3.5% ), 3/31/28 ................... United States 2,063,352 1,969,480
3,668,693
a a a a a a
Building Products 1.2%
f
Quikrete Holdings, Inc. , First Lien, Fourth Amendment Term Loan,
B1 , 7.57% , ( 1-month USD LIBOR + 3% ), 3/18/29 ............ United States 6,273,371 6,259,821
f
Capital Markets 1.3%
Citadel Securities LP ,
2021 CME Term Loan, 7.176%, (1-month SOFR + 2.5%), 2/02/28 United States 3,003,716 3,000,232
CME Term Loan, B 1, 7.676%, (1-month SOFR + 3%), 2/02/28 .. United States 412,965 414,516
Edelman Financial Engines Center LLC (The) , First Lien, 2021 Initial
Term Loan , 8.07% , ( 1-month USD LIBOR + 3.5% ), 4/07/28 .... United States 487,426 478,501
Jane Street Group LLC , Dollar Term Loan , 7.32% , ( 1-month USD
LIBOR + 2.75% ), 1/26/28 .............................. United States 1,304,111 1,301,770
Osmosis Buyer Ltd. ,
2022 Incremental CME Term Loan, B, 7.902%, (1-month SOFR +
3.75%), 7/31/28 ..................................... United Kingdom 1,022,158 1,002,778
2022 Refinancing CME Term Loan, B, 8.147%, (1-month SOFR +
3.75%), 7/31/28 ..................................... United Kingdom 494,910 484,289
6,682,086
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Country
Principal
Amount
*
a
Value
a a a a a
e
Senior Floating Rate Interests
(continued)
Chemicals 6.3%
f
ASP Unifrax Holdings, Inc. , First Lien, USD Term Loan , 8.48% ,
( 3-month USD LIBOR + 3.75% ), 12/12/25 ................. United States 1,598,838 $ 1,452,112
f
Axalta Coating Systems Dutch Holding B BV , Dollar Facility CME
Term Loan, B-4 , 7.506% , ( 3-month SOFR + 3% ), 12/20/29 ..... United States 2,000,000 2,011,250
f
CPC Acquisition Corp. , First Lien, Initial Term Loan , 8.48% , ( 3-month
USD LIBOR + 3.75% ), 12/29/27 ......................... United States 923,762 764,413
f
Cyanco Intermediate 2 Corp. , First Lien, Initial Term Loan , 8.07% ,
( 1-month USD LIBOR + 3.5% ), 3/16/25 ................... United States 2,733,866 2,679,189
f
Hexion Holdings Corp. ,
First Lien, Initial CME Term Loan, 8.934%, (3-month SOFR +
4.5%), 3/15/29 ...................................... United States 3,213,850 2,912,552
Second Lien, Initial CME Term Loan, 12.049%, (1-month SOFR +
7.438%), 3/15/30 .................................... United States 1,325,581 1,106,860
f
INEOS Styrolution Group GmbH , 2026 Dollar Term Loan, B , 7.32% ,
( 1-month USD LIBOR + 2.75% ), 1/29/26 .................. United Kingdom 5,410,640 5,409,288
f,g
INEOS US Finance LLC , 2027-II Dollar CME Term Loan , 8.411% ,
( 1-month SOFR + 3.75% ), 11/08/27 ...................... Luxembourg 2,784,375 2,787,118
LSF11 A5 Holdco LLC ,
f
CME Term Loan, 8.176%, (1-month SOFR + 3.5%), 10/15/28 ... United States 358,541 348,532
g,h
Incremental Term Loan, B, TBD, 10/15/28 ................. United States 1,238,095 1,210,238
f
Lummus Technology Holdings V LLC , 2021 Refinancing Term Loan,
B , 8.07% , ( 1-month USD LIBOR + 3.5% ), 6/30/27 ........... United States 619,767 607,527
f
PMHC II, Inc. , Initial CME Term Loan, B , 9.076% , ( 3-month SOFR +
4.25% ), 4/23/29 ..................................... United States 4,989,731 4,392,136
f
SCIH Salt Holdings, Inc. , First Lien, Incremental Term Loan, B1 ,
8.415% , ( 3-month USD LIBOR + 4% ), 3/16/27 .............. United States 5,129,285 5,035,907
f
Sparta U.S. Holdco LLC , First Lien, Initial Term Loan , 7.369% ,
( 1-month USD LIBOR + 3% ), 8/02/28 ..................... United States 1,294,053 1,292,435
32,009,557
a a a a a a
f
Commercial Services & Supplies 4.8%
Allied Universal Holdco LLC , Initial U.S. Dollar CME Term Loan ,
8.411% , ( 1-month SOFR + 3.75% ), 5/12/28 ................ United States 3,271,291 3,157,581
Amentum Government Services Holdings LLC , First Lien, CME Term
Loan, 3 , 8.124% , ( 3-month SOFR + 4% ), 2/15/29 ............ United States 687,545 679,381
APX Group, Inc. , Initial Term Loan , 7.705% , ( 1-month USD LIBOR +
3.25%; 3-month USD LIBOR + 2.25% ), 7/10/28 ............. United States 4,026,107 3,995,428
CCI Buyer, Inc. , First Lien, Initial CME Term Loan , 8.58% , ( 3-month
SOFR + 4% ), 12/17/27 ................................ United States 1,646,061 1,619,312
Madison IAQ LLC , Term Loan , 7.988% , ( 3-month USD LIBOR +
3.25% ), 6/21/28 ..................................... United States 1,095,692 1,050,894
Pitney Bowes, Inc. , Refinancing CME Term Loan, B , 8.676% ,
( 1-month SOFR + 4% ), 3/17/28 ......................... United States 9,719,674 9,406,798
Prime Security Services Borrower LLC , First Lien, 2021 Refinancing
Term Loan, B1 , 7.517% , ( 3-month USD LIBOR + 2.75% ), 9/23/26 United States 3,844,086 3,846,488
Spin Holdco, Inc. , Initial Term Loan , 8.765% , ( 3-month USD LIBOR +
4% ), 3/04/28 ....................................... United States 1,058,077 841,044
24,596,926
a a a a a a
Communications Equipment 0.4%
f
CommScope, Inc. , Initial Term Loan , 7.82% , ( 1-month USD LIBOR +
3.25% ), 4/06/26 ..................................... United States 2,380,311 2,337,168
Construction & Engineering 0.4%
f
USIC Holdings, Inc. , First Lien, Initial Term Loan , 7.884% , ( 1-month
USD LIBOR + 3.5% ), 5/12/28 ........................... United States 2,074,447 2,020,646

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country
Principal
Amount
*
a
Value
a a a a a
e
Senior Floating Rate Interests
(continued)
Containers & Packaging 2.4%
f
Charter Next Generation, Inc. , First Lien, 2021 Initial Term Loan ,
8.32% , ( 1-month USD LIBOR + 3.75% ), 12/01/27 ............ United States 2,806,096 $ 2,794,311
f
Kleopatra Finco SARL , USD CME Term Loan, B , 8.259% , ( 6-month
SOFR + 4.75% ), 2/12/26 .............................. Luxembourg 2,773,154 2,481,972
Mauser Packaging Solutions Holding Co. ,
f
Initial Term Loan, 7.619%, (1-month USD LIBOR + 3.25%),
4/03/24 ........................................... United States 1,030,314 1,023,071
g,h
Term Loan, B, TBD, 1/01/30 ............................ United States 3,100,000 3,076,750
f
Pactiv Evergreen, Inc. , U.S. Term Loan, B3 , 7.82% , ( 1-month USD
LIBOR + 3.25% ), 9/24/28 .............................. United States 2,969,925 2,962,129
12,338,233
a a a a a a
f
Diversified Financial Services 1.1%
Mercury Borrower, Inc. ,
First Lien, Initial Term Loan, 8.25%, (3-month USD LIBOR + 3.5%),
8/02/28 ........................................... United States 847,908 823,530
Second Lien, Initial Term Loan, 11.313%, (3-month USD LIBOR +
6.5%), 8/02/29 ...................................... United States 500,000 448,750
Red Planet Borrower LLC , Initial Term Loan , 8.32% , ( 1-month USD
LIBOR + 3.75% ), 10/02/28 ............................. United States 1,143,680 760,959
Verscend Holding Corp. , Term Loan, B1 , 8.57% , ( 1-month USD
LIBOR + 4% ), 8/27/25 ................................ United States 3,485,797 3,486,720
5,519,959
a a a a a a
f
Diversified Telecommunication Services 0.7%
Altice France SA , USD Incremental Term Loan, B13 , 8.65% ,
( 3-month USD LIBOR + 4% ), 8/14/26 ..................... France 496,718 480,575
Global Tel*Link Corp. , First Lien, CME Term Loan , 9.076% , ( 3-month
SOFR + 4.25% ), 11/29/25 ............................. United States 3,699,473 3,254,944
3,735,519
a a a a a a
Electrical Equipment 0.3%
f
AZZ, Inc. , Initial CME Term Loan , 8.8% , ( 1-month SOFR + 4.25% ),
5/13/29 ........................................... United States 1,392,153 1,394,888
f
Entertainment 0.5%
Banijay Entertainment SAS , USD Term Loan, B , 8.119% , ( 1-month
USD LIBOR + 3.75% ), 3/01/25 .......................... France 985,621 985,779
Playtika Holding Corp. , Term Loan, B1 , 7.32% , ( 1-month USD LIBOR
+ 2.75% ), 3/13/28 ................................... United States 1,832,985 1,819,861
2,805,640
a a a a a a
Food & Staples Retailing 1.1%
f
GNC Holdings, Inc. , Second Lien, Term Loan , 10.354% , ( 1-month
USD LIBOR + 6% ), 10/07/26 ........................... United States 6,183,867 5,743,266
f
Food Products 0.7%
B&G Foods, Inc. , Tranche Term Loan, B4 , 6.884% , ( 1-month USD
LIBOR + 2.5% ), 10/10/26 .............................. United States 2,636,609 2,545,145
Primary Products Finance LLC , CME Term Loan, B , 8.743% ,
( 3-month SOFR + 4% ), 4/01/29 ......................... United States 844,846 840,018
3,385,163
a a a a a a
f
Health Care Equipment & Supplies 0.5%
Medline Borrower LP , Initial Dollar Term Loan , 7.82% , ( 1-month USD
LIBOR + 3.25% ), 10/23/28 ............................. United States 1,760,288 1,712,488

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Country
Principal
Amount
*
a
Value
a a a a a
e
Senior Floating Rate Interests
(continued)
f
Health Care Equipment & Supplies (continued)
US Radiology Specialists, Inc. (US Outpatient Imaging Services,
Inc.) , Closing Date Term Loan , 9.875% , ( 1-month USD LIBOR +
5.25% ), 12/15/27 .................................... United States 750,133 $ 718,256
2,430,744
a a a a a a
f
Health Care Providers & Services 6.5%
ADMI Corp. , Amendment No. 4 Refinancing Term Loan , 7.945% ,
( 1-month USD LIBOR + 3.375% ), 12/23/27 ................ United States 3,192,636 2,950,794
Aveanna Healthcare LLC , First Lien, 2021 Extended Term Loan ,
8.139% , ( 1-month USD LIBOR + 3.75% ), 7/17/28 ............ United States 1,841,044 1,514,259
Charlotte Buyer, Inc. , First Lien, Initial CME Term Loan, B , 9.683% ,
( 1-month SOFR + 5.25% ), 2/11/28 ....................... United States 1,236,559 1,209,899
CNT Holdings I Corp. , First Lien, Initial CME Term Loan , 8.125% ,
( 3-month SOFR + 3.5% ), 11/08/27 ....................... United States 3,241,698 3,208,017
Dermatology Intermediate Holdings III, Inc. ,
Closing Date CME Term Loan, 8.573%, (1-month SOFR + 4.25%),
3/30/29 ........................................... United States 940,134 926,032
g,i
Delayed Draw CME Term Loan, 8.758%, (3-month SOFR +
4.25%), 3/30/29 ..................................... United States 170,262 167,708
eResearchTechnology, Inc. , First Lien, Initial Term Loan , 9.07% ,
( 1-month USD LIBOR + 4.5% ), 2/04/27 ................... United States 2,523,361 2,369,247
FINThrive Software Intermediate Holdings, Inc. ,
First Lien, Initial Term Loan, 8.57%, (1-month USD LIBOR + 4%),
12/18/28 .......................................... United States 226,718 206,596
Second Lien, Initial Term Loan, 11.32%, (1-month USD LIBOR +
6.75%), 12/17/29 .................................... United States 763,254 540,720
Global Medical Response, Inc. , 2018 New Term Loan , 8.82% ,
( 1-month USD LIBOR + 4.25% ), 3/14/25 .................. United States 2,021,032 1,495,563
Medical Solutions Holdings, Inc. , First Lien, Initial Term Loan , 8.07% ,
( 1-month USD LIBOR + 3.5% ), 11/01/28 .................. United States 1,278,982 1,239,468
MPH Acquisition Holdings LLC , Initial Term Loan , 8.985% , ( 3-month
USD LIBOR + 4.25% ), 9/01/28 .......................... United States 1,824,392 1,645,939
National Mentor Holdings, Inc. , Second Lien, Initial Term Loan ,
11.98% , ( 3-month USD LIBOR + 7.25% ), 3/02/29 ............ United States 2,000,000 1,315,000
Pacific Dental Services LLC , Term Loan , 8.008% , ( 1-month USD
LIBOR + 3.5% ), 5/05/28 ............................... United States 1,455,871 1,443,678
Pathway Vet Alliance LLC , First Lien, 2021 Replacement Term Loan ,
8.32% , ( 1-month USD LIBOR + 3.75% ), 3/31/27 ............. United States 1,382,392 1,160,221
Phoenix Guarantor, Inc. , First Lien, Term Loan, B3 , 8.07% , ( 1-month
USD LIBOR + 3.5% ), 3/05/26 ........................... United States 2,222,758 2,198,453
Phoenix Newco, Inc. , First Lien, Initial Term Loan , 7.634% , ( 1-month
USD LIBOR + 3.25% ), 11/15/28 ......................... United States 832,563 826,981
Radiology Partners, Inc. , First Lien, Term Loan, B , 8.797% , ( 1-month
USD LIBOR + 4.25% ), 7/09/25 .......................... United States 3,680,774 3,198,445
U.S. Anesthesia Partners, Inc. , First Lien, Initial Term Loan , 8.619% ,
( 1-month USD LIBOR + 4.25% ), 10/01/28 ................. United States 1,948,209 1,862,975
U.S. Renal Care, Inc. , Initial Term Loan , 9.438% , ( 1-month USD
LIBOR + 5% ), 6/26/26 ................................ United States 3,746,791 2,258,435
Waystar Technologies, Inc. , First Lien, Initial Term Loan , 8.57% ,
( 1-month USD LIBOR + 4% ), 10/22/26 .................... United States 1,707,356 1,699,894
33,438,324
a a a a a a
Health Care Technology 0.2%
f
athenahealth Group, Inc. , Initial CME Term Loan , 8.012% , ( 1-month
SOFR + 3.5% ), 2/15/29 ............................... United States 877,252 833,753

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country
Principal
Amount
*
a
Value
a a a a a
e
Senior Floating Rate Interests
(continued)
f
Hotels, Restaurants & Leisure 3.3%
d
24 Hour Fitness Worldwide, Inc. , Tranche 1 Term Loan , 9.726% , PIK,
( 3-month USD LIBOR + 5% ), 12/29/25 .................... United States 4,285,160 $ 349,360
Bally's Corp. , Term Loan, B , 7.709% , ( 1-month USD LIBOR +
3.25% ), 10/02/28 .................................... United States 6,893,776 6,644,324
Flutter Entertainment plc , Third Amendment CME Term Loan, 2028
B , 8.092% , ( 3-month SOFR + 3.25% ), 7/22/28 .............. Ireland 352,224 353,327
Hilton Grand Vacations Borrower LLC , Initial Term Loan , 7.57% ,
( 1-month USD LIBOR + 3% ), 8/02/28 ..................... United States 2,724,371 2,728,989
IRB Holding Corp. , 2022 Replacement CME Term Loan, B , 7.687% ,
( 3-month SOFR + 3% ), 12/15/27 ........................ United States 721,014 715,090
Penn National Gaming, Inc. , CME Term Loan, B , 7.411% , ( 1-month
SOFR + 2.75% ), 5/03/29 .............................. United States 653,584 653,946
Raptor Acquisition Corp. , First Lien, Term Loan, B , 8.753% , ( 3-month
USD LIBOR + 4% ), 11/01/26 ........................... United States 1,775,568 1,767,249
Scientific Games Holdings LP , First Lien, Initial Dollar CME Term
Loan , 8.103% , ( 3-month SOFR + 3.5% ), 4/04/29 ............ United States 3,567,379 3,514,885
16,727,170
a a a a a a
Household Durables 0.5%
f
Astro One Acquisition Corp. , First Lien, Term Loan, B , 10.23% ,
( 3-month USD LIBOR + 5.5% ), 9/15/28 ................... United States 3,707,550 2,484,059
f
Insurance 3.8%
Acrisure LLC ,
First Lien, 2020 Term Loan, 8.07%, (1-month USD LIBOR + 3.5%),
2/15/27 ........................................... United States 1,802,922 1,742,641
First Lien, 2021-1 Additional Term Loan, 8.32%, (1-month USD
LIBOR + 3.75%), 2/15/27 .............................. United States 1,672,315 1,618,491
First Lien, 2021-2 Additional Term Loan, 8.82%, (1-month USD
LIBOR + 4.25%), 2/15/27 .............................. United States 558,525 545,260
Alliant Holdings Intermediate LLC , New Term Loan, B4 , 8.008% ,
( 1-month USD LIBOR + 3.5% ), 11/05/27 .................. United States 1,390,186 1,390,185
AssuredPartners, Inc. ,
2020 CME Term Loan, 8.061%, (1-month SOFR + 3.5%), 2/12/27 United States 1,585,764 1,570,652
2020 February Refinancing Term Loan, 8.07%, (1-month USD
LIBOR + 3.5%), 2/12/27 ............................... United States 2,320,507 2,299,715
2021 Term Loan, 8.07%, (1-month USD LIBOR + 3.5%), 2/12/27 United States 696,822 690,028
2022-2 CME Term Loan, 8.811%, (1-month SOFR + 4.25%),
2/12/27 ........................................... United States 682,500 683,780
Asurion LLC ,
New CME Term Loan, B 10, 8.68%, (3-month SOFR + 4%),
8/19/28 ........................................... United States 473,813 449,937
Second Lien, New Term Loan, B4, 9.82%, (1-month USD LIBOR +
5.25%), 1/20/29 ..................................... United States 9,070,140 7,630,301
HUB International Ltd. , 2022 Incremental CME Term Loan , 8.22% ,
( 3-month SOFR + 4% ), 11/10/29 ........................ United States 646,552 647,056
19,268,046
a a a a a a
f
IT Services 5.0%
Aptean Acquiror, Inc. , First Lien, Initial Term Loan , 8.985% , ( 3-month
USD LIBOR + 4.25% ), 4/23/26 .......................... United States 3,242,449 3,109,557
Aventiv Technologies LLC ,
First Lien, Initial Term Loan, 9.23%, (3-month USD LIBOR + 4.5%),
11/01/24 .......................................... United States 5,440,738 3,851,798
Second Lien, Initial Term Loan, 13.075%, (3-month USD LIBOR +
8.25%), 11/01/25 .................................... United States 11,037,961 6,181,258
Barracuda Parent LLC , First Lien, Initial CME Term Loan , 9.176% ,
( 3-month SOFR + 4.5% ), 8/15/29 ........................ United States 1,813,392 1,759,643

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a a
Country
Principal
Amount
*
a
Value
a a a a a
e
Senior Floating Rate Interests
(continued)
f
IT Services (continued)
Gainwell Acquisition Corp. , First Lien, Term Loan, B , 8.73% ,
( 3-month USD LIBOR + 4% ), 10/01/27 .................... United States 2,948,713 $ 2,885,316
Go Daddy Operating Co. LLC (GD Finance Co., Inc.) , Amendment
No. 6 CME Term Loan , 7.811% , ( 1-month SOFR + 3.25% ),
11/09/29 .......................................... United States 396,825 398,811
Hunter Holdco 3 Ltd. , First Lien, Initial Dollar Term Loan , 8.98% ,
( 3-month USD LIBOR + 4.25% ), 8/19/28 .................. United Kingdom 2,036,726 2,023,996
Peraton Corp. , First Lien, Term Loan, B , 8.32% , ( 1-month USD
LIBOR + 3.75% ), 2/01/28 .............................. United States 3,448,945 3,436,874
Thrasio LLC , Initial Term Loan , 11.17% , ( 3-month USD LIBOR + 7% ),
12/18/26 .......................................... United States 2,216,080 1,939,070
25,586,323
a a a a a a
Leisure Products 0.1%
f
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.) , First
Lien, Initial Term Loan , 8.07% , ( 1-month USD LIBOR + 3.5% ),
12/16/24 .......................................... United States 313,542 311,974
Life Sciences Tools & Services 0.2%
f
ICON plc ,
Term Loan, 7%, (3-month USD LIBOR + 2.25%), 7/03/28 ...... United States 982,241 983,474
U.S. Term Loan, 7%, (3-month USD LIBOR + 2.25%), 7/03/28 .. United States 244,726 245,033
1,228,507
a a a a a a
f
Machinery 1.1%
ASP Blade Holdings, Inc. , Initial Term Loan , 8.73% , ( 3-month USD
LIBOR + 4% ), 10/13/28 ............................... United States 666,148 545,635
Tiger Acquisition LLC , First Lien, Initial Term Loan , 7.82% , ( 1-month
USD LIBOR + 3.25% ), 6/01/28 .......................... United States 2,512,373 2,446,624
TK Elevator Midco GmbH , USD Term Loan, B1 , 6.871% , ( 6-month
USD LIBOR + 3.5% ), 7/30/27 ........................... Germany 2,501,954 2,461,647
5,453,906
a a a a a a
f
Media 4.8%
Cengage Learning, Inc. , First Lien, Term Loan, B , 9.88% , ( 3-month
USD LIBOR + 4.75% ), 7/14/26 .......................... United States 3,250,661 3,107,632
CSC Holdings LLC , 2022 Refinancing CME Term Loan , 8.822% ,
( 1-month SOFR + 4.5% ), 1/17/28 ........................ United States 8,066,217 7,665,447
Gray Television, Inc. , Term Loan, D , 7.369% , ( 1-month USD LIBOR +
3% ), 12/01/28 ...................................... United States 3,950,100 3,943,306
McGraw-Hill Education, Inc. , Initial Term Loan , 8.316% , ( 3-month
USD LIBOR + 4.75% ), 7/28/28 .......................... United States 2,600,477 2,494,507
Radiate Holdco LLC , Amendment No. 6 Term Loan , 7.82% , ( 1-month
USD LIBOR + 3.25% ), 9/25/26 .......................... United States 799,181 669,765
Univision Communications, Inc. ,
First Lien, 2021 Replacement Converted Term Loan, 7.82%,
(1-month USD LIBOR + 3.25%), 3/15/26 .................. United States 1,275,809 1,264,735
First Lien, Initial Term Loan, B, 7.82%, (1-month USD LIBOR +
3.25%), 1/31/29 ..................................... United States 1,985,000 1,956,644
Virgin Media Bristol LLC , Term Loan, Q , 7.709% , ( 1-month USD
LIBOR + 3.25% ), 1/31/29 .............................. United States 3,556,664 3,564,169
24,666,205
a a a a a a
Metals & Mining 0.1%
f
U.S. Silica Co. , Term Loan , 8.625% , ( 1-month USD LIBOR + 4% ),
5/01/25 ........................................... United States 310,590 310,396

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a a
Country
Principal
Amount
*
a
Value
a a a a a
e
Senior Floating Rate Interests
(continued)
Personal Products 0.7%
f
Sunshine Luxembourg VII SARL , Term Loan, B3 , 8.48% , ( 3-month
USD LIBOR + 3.75% ), 10/01/26 ......................... Luxembourg 3,497,700 $ 3,433,867
f
Pharmaceuticals 3.9%
Bausch Health Cos., Inc. , Second Amendment CME Term Loan ,
9.828% , ( 1-month SOFR + 5.25% ), 2/01/27 ................ United States 3,551,135 2,748,312
Grifols Worldwide Operations Ltd. , Dollar Tranche Term Loan, B ,
6.57% , ( 1-month USD LIBOR + 2% ), 11/15/27 .............. Spain 3,400,000 3,344,512
Jazz Pharmaceuticals plc , Initial Dollar Term Loan , 8.07% , ( 1-month
USD LIBOR + 3.5% ), 5/05/28 ........................... United States 7,769,923 7,771,127
Organon & Co. , Dollar Term Loan , 7.75% , ( 3-month USD LIBOR +
3% ), 6/02/28 ....................................... United States 4,881,447 4,882,960
Perrigo Co. plc , Initial CME Term Loan, B , 7.161% , ( 1-month SOFR
+ 2.5% ), 4/20/29 .................................... United States 1,179,834 1,184,258
19,931,169
a a a a a a
f
Professional Services 0.4%
CCRR Parent, Inc. , First Lien, Initial Term Loan , 8.32% , ( 1-month
USD LIBOR + 3.75% ), 3/06/28 .......................... United States 1,403,547 1,364,949
CHG Healthcare Services, Inc. , First Lien, Initial Term Loan , 7.634% ,
( 1-month USD LIBOR + 3.25% ), 9/29/28 .................. United States 780,737 776,787
2,141,736
a a a a a a
Real Estate Management & Development 0.1%
Cushman & Wakefield US Borrower LLC ,
g,h
CME Term Loan, TBD, 1/21/30 .......................... United States 589,454 587,980
f
Replacement Term Loan, 7.134%, (1-month USD LIBOR + 2.75%),
8/21/25 ........................................... United States 217,735 217,211
805,191
a a a a a a
f
Road & Rail 1.7%
Avis Budget Car Rental LLC ,
CME Term Loan, C, 8.161%, (1-month SOFR + 3.5%), 3/16/29 .. United States 2,384,487 2,386,478
New Term Loan, B, 6.32%, (1-month USD LIBOR + 1.75%),
8/06/27 ........................................... United States 5,364,017 5,304,343
PECF USS Intermediate Holding III Corp. , Initial Term Loan , 8.82% ,
( 1-month USD LIBOR + 4.25% ), 12/15/28 ................. United States 1,083,600 931,425
8,622,246
a a a a a a
Semiconductors & Semiconductor Equipment 0.5%
f
MKS Instruments, Inc. , Initial Dollar CME Term Loan, B , 7.362% ,
( 1-month SOFR + 2.75% ), 8/17/29 ....................... United States 2,643,375 2,644,551
f
Software 7.3%
Atlas Purchaser, Inc. , First Lien, Initial Term Loan , 8.676% , ( 3-month
USD LIBOR + 5.25% ), 5/08/28 .......................... United States 2,925,905 2,201,744
Cloudera, Inc. ,
First Lien, Initial Term Loan, 8.32%, (1-month USD LIBOR +
3.75%), 10/08/28 .................................... United States 2,747,708 2,648,886
Second Lien, Initial Term Loan, 10.57%, (1-month USD LIBOR +
6%), 10/08/29 ...................................... United States 672,004 593,044
Cornerstone OnDemand, Inc. , First Lien, Initial Term Loan , 8.32% ,
( 1-month USD LIBOR + 3.75% ), 10/16/28 ................. United States 607,327 561,019
DCert Buyer, Inc. ,
First Lien, Initial CME Term Loan, 8.696%, (6-month SOFR + 4%),
10/16/26 .......................................... United States 708,928 701,785
Second Lien, First Amendment Refinancing Term Loan, 11.696%,
(6-month USD LIBOR + 7%), 2/19/29 ..................... United States 1,180,457 1,087,248

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a a
Country
Principal
Amount
*
a
Value
a a a a a
e
Senior Floating Rate Interests
(continued)
f
Software (continued)
ECI Macola/MAX Holding LLC , First Lien, Initial Term Loan , 8.48% ,
( 3-month USD LIBOR + 3.75% ), 11/09/27 .................. United States 1,063,936 $ 1,047,535
Epicor Software Corp. , Term Loan, C , 7.82% , ( 1-month USD LIBOR
+ 3.25% ), 7/30/27 ................................... United States 1,770,358 1,741,847
Genesys Cloud Services Holdings I LLC , 2020 Initial Dollar Term
Loan , 8.443% , ( 1-month USD LIBOR + 4% ), 12/01/27 ........ United States 1,881,353 1,850,979
GoTo Group, Inc. , First Lien, Initial Term Loan , 9.297% , ( 1-month
USD LIBOR + 4.75% ), 8/31/27 .......................... United States 4,623,510 2,594,945
Hyland Software, Inc. ,
First Lien, 2018 Refinancing Term Loan, 8.07%, (1-month USD
LIBOR + 3.5%), 7/01/24 ............................... United States 1,551,716 1,550,219
Second Lien, 2021 Refinancing Term Loan, 10.82%, (1-month
USD LIBOR + 6.25%), 7/07/25 .......................... United States 83,333 79,613
Idera, Inc. , First Lien, Term Loan, B1 , 8.51% , ( 3-month USD LIBOR
+ 3.75% ), 3/02/28 ................................... United States 3,845,463 3,727,696
IGT Holding IV AB , Term Loan, B2 , 8.13% , ( 3-month USD LIBOR +
3.4% ), 3/31/28 ...................................... Sweden 1,114,078 1,114,078
Ivanti Software, Inc. ,
First Lien, 2021 Specified Refinancing Term Loan, 9.011%,
(3-month USD LIBOR + 4.25%), 12/01/27 ................. United States 2,163,886 1,800,537
First Lien, First Amendment Term Loan, 8.733%, (3-month USD
LIBOR + 4%), 12/01/27 ............................... United States 247,228 205,046
McAfee Corp. , CME Term Loan, B1 , 8.184% , ( 1-month SOFR +
3.75% ), 3/01/29 ..................................... United States 2,366,476 2,239,656
Mitchell International, Inc. ,
First Lien, Initial Term Loan, 8.415%, (3-month USD LIBOR +
3.75%), 10/15/28 .................................... United States 3,440,251 3,293,507
Second Lien, Initial Term Loan, 11.235%, (3-month USD LIBOR +
6.5%), 10/15/29 ..................................... United States 428,571 368,640
Polaris Newco LLC , First Lien, Dollar Term Loan , 8.73% , ( 3-month
USD LIBOR + 4% ), 6/02/28 ............................ United States 2,790,723 2,655,987
Quest Software US Holdings, Inc. , First Lien, Initial CME Term Loan ,
9.076% , ( 3-month SOFR + 4.25% ), 2/01/29 ................ United States 1,730,081 1,490,958
Rocket Software, Inc. , First Lien, Initial Term Loan , 8.82% , ( 1-month
USD LIBOR + 4.25% ), 11/28/25 ......................... United States 2,318,668 2,294,612
UKG, Inc. , Second Lien, 2021 Incremental Term Loan , 10.032% ,
( 3-month USD LIBOR + 5.25% ), 5/03/27 .................. United States 723,473 695,565
Vision Solutions, Inc. (Precisely Software, Inc.) , First Lien, Third
Amendment Term Loan , 8.818% , ( 3-month USD LIBOR + 4% ),
4/24/28 ........................................... United States 786,229 693,060
37,238,206
a a a a a a
f
Specialty Retail 5.0%
Evergreen AcqCo 1 LP , Initial CME Term Loan , 10.342% , ( 3-month
SOFR + 5.5% ), 4/26/28 ............................... United States 4,612,137 4,573,234
Great Outdoors Group LLC , Term Loan, B2 , 8.32% , ( 1-month USD
LIBOR + 3.75% ), 3/06/28 .............................. United States 2,787,094 2,748,075
Michaels Cos., Inc. (The) , Term Loan, B , 8.98% , ( 3-month USD
LIBOR + 4.25% ), 4/15/28 .............................. United States 3,168,419 2,923,865
Park River Holdings, Inc. , First Lien, Initial Term Loan , 8.004% ,
( 3-month USD LIBOR + 3.25% ), 12/28/27 ................. United States 2,360,446 2,152,928
RealTruck Group, Inc. , Initial Term Loan , 8.32% , ( 1-month USD
LIBOR + 3.75% ), 1/31/28 .............................. United States 7,348,792 6,633,130
Restoration Hardware, Inc. , 2022 Incremental CME Term Loan ,
7.911% , ( 1-month SOFR + 3.25% ), 10/20/28 ............... United States 2,693,250 2,633,500
Staples, Inc. , 2019 Refinancing New Term Loan, B1 , 7.782% ,
( 3-month USD LIBOR + 5% ), 4/16/26 ..................... United States 1,827,054 1,714,544

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a a
Country
Principal
Amount
*
a
Value
a a a a a
e
Senior Floating Rate Interests
(continued)
f
Specialty Retail (continued)
White Cap Supply Holdings LLC , Initial Closing Date CME Term
Loan , 8.311% , ( 1-month SOFR + 3.75% ), 10/19/27 .......... United States 2,026,183 $ 2,013,519
25,392,795
a a a a a a
Technology Hardware, Storage & Peripherals 0.7%
f
Magenta Buyer LLC , First Lien, Initial Term Loan , 9.58% , ( 3-month
USD LIBOR + 4.75% ), 7/27/28 .......................... United States 3,966,315 3,491,765
Textiles, Apparel & Luxury Goods 0.3%
f
Tory Burch LLC , Initial Term Loan, B , 8.07% , ( 1-month USD LIBOR +
3.5% ), 4/16/28 ...................................... United States 1,591,990 1,537,265
f
Transportation Infrastructure 0.3%
First Student Bidco, Inc. ,
Initial Term Loan, B, 7.726%, (3-month USD LIBOR + 3%), 7/21/28 United States 564,801 534,601
Initial Term Loan, C, 7.726%, (3-month USD LIBOR + 3%), 7/21/28 United States 210,589 199,329
LaserShip, Inc. , First Lien, Initial Term Loan , 9.23% , ( 3-month USD
LIBOR + 4.5% ), 5/07/28 ............................... United States 1,336,449 1,003,386
1,737,316
a a a a a a
Total Senior Floating Rate Interests (Cost $427,824,439) .........................
400,690,085
Total Long Term Investments (Cost $497,598,201) ...............................
475,003,164
a
Short Term Investments 6.4%
a a
Country Shares
a
Value
a a a
Money Market Funds 6.4%
j,k
Institutional Fiduciary Trust - Money Market Portfolio, 3.969% .... United States 32,732,218 32,732,218
Total Money Market Funds (Cost $32,732,218) ..................................
32,732,218
Total Short Term Investments (Cost $32,732,218 ) ................................
32,732,218
a
Total Investments (Cost $530,330,419) 99.4% ...................................
$507,735,382
Other Assets, less Liabilities 0.6% .............................................
2,920,258
Net Assets 100.0% ...........................................................
$510,655,640
See Abbreviations on page 25 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 11 regarding holdings of 5% voting securities.
c
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
d
Income may be received in additional securities and/or cash.
e
See Note 1(c) regarding senior floating rate interests.
f
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
g
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
h
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
i
See Note 10 regarding unfunded loan commitments.
j
See Note 3(d) regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.

Franklin Floating Rate Master Trust
Financial Statements
Statement of Assets and Liabilities
January 31, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
Franklin
Floating Rate
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $450,350,660
Cost - Non-controlled affiliates (Note 3 d and 11 ) .................................................. 79,979,759
Value - Unaffiliated issuers .................................................................. $419,247,762
Value - Non-controlled affiliates (Note 3 d and 11 ) .................................................. 88,487,620
Cash .................................................................................... 1,928,275
Receivables:
Investment securities sold ................................................................... 9,024,493
Interest ................................................................................. 1,936,931
Total assets .......................................................................... 520,625,081
Liabilities:
Payables:
Investment securities purchased .............................................................. 6,322,384
Management fees ......................................................................... 248,976
Trustees' fees and expenses ................................................................. 567
Distributions to shareholders ................................................................. 3,025,408
Unrealized depreciation on unfunded loan commitments (Note 10 ) ...................................... 275,425
Accrued expenses and other liabilities ........................................................... 96,681
Total liabilities ......................................................................... 9,969,441
Net assets, at value ................................................................. $510,655,640
Net assets consist of:
Paid-in capital ............................................................................. $594,484,874
Total distributable earnings (losses) ............................................................. (83,829,234)
Net assets, at value ................................................................. $510,655,640
Shares outstanding ......................................................................... 65,624,675
Net asset value per share .................................................................... $7.78

Franklin Floating Rate Master Trust
Financial Statements
Statement of Operations
for the six months ended January 31, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
Franklin
Floating Rate
Income Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 d and 11 ) ....................................................... $3,212,243
Interest:
Unaffiliated issuers ........................................................................ 20,338,779
Non-controlled affiliates (Note 3 d and 11 ) ....................................................... 384,338
Total investment income ................................................................... 23,935,360
Expenses:
Management fees (Note 3 a ) ................................................................... 1,771,032
Custodian fees (Note 4 ) ...................................................................... 1,380
Reports to shareholders fees .................................................................. 1,088
Registration and filing fees .................................................................... 28
Professional fees ........................................................................... 48,503
Trustees' fees and expenses .................................................................. 3,089
Other .................................................................................... 16,366
Total expenses ......................................................................... 1,841,486
Expense reductions (Note 4 ) ............................................................... (112)
Expenses waived/paid by affiliates (Note 3 d and 3 e ) .............................................. (184,002)
Net expenses ......................................................................... 1,657,372
Net investment income ................................................................ 22,277,988
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (26,688,827)
Non-controlled affiliates (Note 3 d and 11 ) ...................................................... 15,228,939
Net realized gain (loss) .................................................................. (11,459,888)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 21,170,696
Non-controlled affiliates (Note 3 d and 11 ) ...................................................... (3,009,454)
Unfunded loan commitments ................................................................. (32,625)
Net change in unrealized appreciation (depreciation) ............................................ 18,128,617
Net realized and unrealized gain (loss) ............................................................ 6,668,729
Net increase (decrease) in net assets resulting from operations .......................................... $28,946,717

Franklin Floating Rate Master Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
Franklin Floating Rate Income Fund
Six Months Ended
January 31, 2023
(unaudited)
Year Ended
July 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $22,277,988 $30,673,826
Net realized gain (loss) ................................................. (11,459,888) (23,009,798)
Net change in unrealized appreciation (depreciation) ........................... 18,128,617 (909,670)
Net increase (decrease) in net assets resulting from operations ................ 28,946,717 6,754,358
Distributions to shareholders .............................................. (21,716,537) (32,169,052)
Capital share transactions (Note 2 ) .......................................... (141,229,900) 19,539,259
Net increase (decrease) in net assets ................................... (133,999,720) (5,875,435)
Net assets:
Beginning of period ..................................................... 644,655,360 650,530,795
End of period .......................................................... $510,655,640 $644,655,360

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)
Franklin Floating Rate Income Fund
16
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Floating Rate Master Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of two separate funds. The Fund follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. Franklin Floating Rate
Income Fund (Fund) is included in this report. The Fund’s
shares are exempt from registration under the Securities Act of 1933.
The following summarizes the Fund’s significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Over-the-counter (OTC) securities are valued within
the range of the most recent quoted bid and ask prices.
Securities that trade in multiple markets or on multiple
exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a Delayed Delivery Basis
The Fund purchases securities on a delayed delivery basis,
with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and
are subject to the risk that the value at delivery may be
more or less than the trade date purchase price. Although
the Fund will generally purchase these securities with the
intention of holding the securities, it may sell the securities before the settlement date.

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Floating Rate Income Fund
(continued)
c. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the London InterBank Offered Rate (LIBOR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
d. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of January 31, 2023, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Facility fees are recognized
as income over the expected term of the loan. Dividend
income is recorded on the ex-dividend date. Dividends
from net investment income are normally declared daily;
these dividends may be reinvested or paid monthly to
shareholders. Distributions from realized capital gains and
other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Floating Rate Income Fund
(continued)
2. Shares of Beneficial Interest
At January 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended January 31, 2023, the annualized gross effective investment management fee rate was 0.641% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
Six Months Ended
January 31, 2023
Year Ended
July 31, 2022
Shares Amount Shares Amount
Shares sold ................................... — $— 13,854,680 $112,500,000
Shares sold in-kind .............................. — — — (627,240)
Shares redeemed ............................... (18,450,000) (141,229,900) (11,950,000) (92,333,501)
Net increase (decrease) .......................... (18,450,000) $(141,229,900) 1,904,680 $19,539,259
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.650% Up to and including $500 million
0.550% Over $500 million, up to and including $1 billion
0.500% Over $1 billion, up to and including $1.5 billion
0.450% Over $1.5 billion, up to and including $6.5 billion
0.425% Over $6.5 million, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Floating Rate Income Fund
(continued)
c. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
d. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended January 31, 2023, the Fund held investments in affiliated management investment companies as follows:
e. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) of the Fund do not exceed 0.60%, based on the average net assets until November 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
f. Other Affiliated Transactions
At January 31, 2023, the shares of the Fund were owned by the following investment companies:
a
Investment activities of significant investment companies could have a material impact on the Fund.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Floating Rate Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 3.969% $ 17,187,861 $ 193,131,577 $ (177,587,220) $ — $ — $ 32,732,218 32,732,218 $ 416,304
Total Affiliated Securities ... $17,187,861 $193,131,577 $(177,587,220) $— $— $32,732,218 $416,304
Shares
Percentage of
Outstanding Shares
a
Franklin Strategic Income Fund 23,707,540 36.1%
Franklin Total Return Fund 17,709,953 27.0%
Franklin Low Duration Total Return Fund 16,696,900 25.4%
Franklin Floating Rate Daily Access Fund 4,630,114 7.1%
Franklin Strategic Income VIP Fund 2,418,451 3.7%
Franklin Floating Rate Master Series 461,717 0.7%
Total
65,624,675 100.0%
3. Transactions with Affiliates
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Floating Rate Income Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended January 31, 2023, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
 At July 31, 2022, the capital loss carryforwards were as follows:
At January 31, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2023, aggregated
$19,418,126, and $171,257,041, respectively.
7. Credit Risk
At January 31, 2023, the Fund had 78.2% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
8. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $2,244,498
Long term ................................................................................ 100,376,098
Total capital loss carryforwards ............................................................... $102,620,596
Cost of investments .......................................................................... $532,416,390
Unrealized appreciation ........................................................................ $13,067,340
Unrealized depreciation ........................................................................ (37,748,348)
Net unrealized appreciation (depreciation) .......................................................... $(24,681,008)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Floating Rate Income Fund
(continued)
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Schedule of Investments.
At January 31, 2023, unfunded commitments were as follows:
11. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended January 31, 2023, investments in “affiliated companies” were as follows:
Borrower Unfunded Commitment
Franklin Floating Rate Income Fund
athenahealth Group, Inc. $ 107,498
Dermatology Intermediate Holdings III, Inc. 6,347
Thrasio LLC 2,250,000
$ 2,363,845
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Sh ares/Warrants/
Principal Amount
at End
of Period
Investment
Income
Franklin Floating Rate Income Fund
Non-Controlled Affiliates
Dividends
Quarternorth Energy
Holding Inc ....... $ 36,551,896 $ —
a
$ (6,950,000) $ 1,074,999 $ 8,404,484 $ 39,081,379 281,161 $ 2,795,939
Quarternorth Energy
Holding, Inc., 2/01/49 13,240,254 — — — 3,433,769 16,674,023 119,957 —
Interest
Quarter n orth Energy
Holding Inc.-Initial New
Loan ........... 14,847,707 —
a
(14,153,940) 14,153,940 (14,847,707) —
b
— 384,338
c

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Floating Rate Income Fund
(continued)
12. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 3, 2023, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 2, 2024, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended January 31, 2023, the Fund did not use the Global Credit Facility.
13. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Warrants/
Principal Amount
at End
of Period
Investment
Income
Franklin Floating Rate Income Fund (continued)
Non-Controlled Affiliates
Total Affiliated Securities
(Value is 10.9% of Net
Assets) .......... $64,639,857 $— $(21,103,940) $15,228,939 $(3,009,454) $55,755,402 $3,180,277
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.
b
As of January 31, 2023, no longer held by the Fund.
c
Includes non-cash dividend/interest received.
11. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Floating Rate Income Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2023, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
a
Includes financial instruments determined to have no value at January 31, 2023.
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At January 31, 2023, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Income Fund
Assets:
Investments in Securities:
Common Stocks :
Hotels, Restaurants & Leisure ............. $ — $ 22,812 $ — $ 22,812
Machinery ............................ — 2,152,656 — 2,152,656
Oil, Gas & Consumable Fuels ............. — 39,081,379 — 39,081,379
Road & Rail .......................... — — 1,200,927 1,200,927
Preferred Stocks ......................... — 3,129 — 3,129
Warrants :
Machinery ............................ — — 14,951 14,951
Oil, Gas & Consumable Fuels ............. — 16,674,023 — 16,674,023
Corporate Bonds ........................ — — 15,163,202 15,163,202
Senior Floating Rate Interests ............... — 400,690,085 — 400,690,085
Short Term Investments ................... 32,732,218 — — 32,732,218
Total Investments in Securities ........... $32,732,218 $458,624,084 $16,379,080 $507,735,382
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments ............... $ — $ 275,425 $ — $ 275,425
Total Other Financial Instruments ......... $— $275,425 $— $275,425
Balance at
Beginning of
Period Purchases Sales
a
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Floating Rate Income Fund
Assets:
Investments in Securities:
Common Stocks :
Road & Rail ....... $ —
b
$— $ — $ — $ — $ — $ — $ 1,200,927 $ 1,200,927 $ 1,200,927
Warrants :
Machinery ......... 33,671 — — — — — — (18,720) 14,951 (18,720)
Corporate Bonds :
Road & Rail ....... 12,701,843 — — — — 801,434 — 1,659,925 15,163,202 1,659,925
Senior Floating Rate
Interests :
Household Products .. 1,717,329 — (477,266) — — — (12,953,735) 11,713,672 — —
Total Investments in
Securities ............ $14,452,843 $— $(477,266) $— $— $801,434 $(12,953,735) $14,555,804 $16,379,080 $2,842,132
a
Sales include all sales of financial instruments, maturities, paydowns and financial instruments tendered in corporate actions.
b
Includes financial instruments determined to have no value.
13. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Floating Rate Income Fund
(continued)
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of January 31, 2023, are as follows:
14. New Accounting Pronouncements
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848)
– Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the
FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of
2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity
Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15,
2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.
15. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Floating Rate Income Fund
Assets:
Investments in Securities:
Corporate Bonds:
Road & Rail
................
$15,163,202 Discounted cash flow Discount rate 16.6% Decrease
Recovery value 107.5% Increase
All Other Investments
..........
 1,215,878
b
Total
.......................
$16,379,080
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input.
A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
13. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Floating Rate Income Fund
(continued)
Abbreviations
Currency
USD
United States Dollar
Selected Portfolio
CME
Chicago Mercantile Exchange
LIBOR
London Inter-Bank Offered Rate
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate
TBD
To Be Determined

Franklin Floating Rate Master Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services
.       N/A

Item 5.  Audit Committee
of Listed Registrants.       N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.            N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                               N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.
(a)
Evaluation of Disclosure Controls and Procedures
.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b)
 Changes in Internal Controls
.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

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(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  March 29, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  March 29, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  March 29, 2023